UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Bruce McKibben
c/o The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2012

Date of reporting period:  March 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments
March 31, 2012 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 58.1%

Alger Capital Appreciation Institutional Fund	171,633	3,950,987
Energy Select Sector SPDR Fund	55,375	3,973,156
Health Care Select Sector SPDR Fund	159,025	5,980,930
iShares Russell 1000 Growth Index Fund	97,425	6,437,844
iShares Russell 1000 Value Index Fund	70,700	4,953,949
Ivy Mid Cap Growth Fund	238,316	4,568,509
PowerShares QQQ Trust	117,630	7,945,906
SPDR Dow Jones Industrial Average ETF Trust	40,150	5,291,770
SPDR S&P 500 ETF Trust	17,575	2,474,736
T. Rowe Price Value Fund	345,025	8,736,035
Wells Fargo Advantage Growth Fund	378,007	16,605,869

Total Registered Investment Companies	(Cost $64,975,164)	70,919,691

Money Market Registered Investment Companies - 24.5%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	29,863,825	29,863,825

Total Money Market Registered Investment Companies	(Cost $29,863,825)	29,863,825

Bank Obligations - 4.1%

1st Bank, 0.30%, 4/4/2012 (4)	205	205
Abacus Federal Savings Bank, 0.30%, 4/4/2012 (4)	93	93
Access National Bank, 0.30%, 4/4/2012 (4)	4,892	4,892
Allied Bank, 0.30%, 4/4/2012 (4)	844	844
Alma Bank, 0.30%, 4/4/2012 (4)	6,192	6,192
AloStar Bank of Commerce, 0.30%, 4/4/2012 (4)	5,665	5,665
Alpine Bank, 0.30%, 4/4/2012 (4)	4,659	4,659
Ameriana Bank, 0.30%, 4/4/2012 (4)	30	30
American Momentum Bank, 0.30%, 4/4/2012 (4)	10,375	10,375
American National Bank, 0.30%, 4/4/2012 (4)	4,418	4,418
American National Bank-Fox Cities, 0.30%, 4/4/2012 (4)	1	1
American Savings Bank F.S.B., 0.30%, 4/4/2012 (4)	1,703	1,703
Americas United Bank, 0.30%, 4/4/2012 (4)	2,287	2,287
AmFirst Bank N.A., 0.30%, 4/4/2012 (4)	70	70
Anthem Bank & Trust, 0.30%, 4/4/2012 (4)	1,693	1,693
Arvest Bank, 0.30%, 4/4/2012 (4)	3,954	3,954
Austin Bank of Chicago, 0.30%, 4/4/2012 (4)	1,708	1,708
Avidia Bank, 0.30%, 4/4/2012 (4)	6,867	6,867
Bancorp Bank, 0.30%, 4/4/2012 (4)	21,596	21,596
Bank Hapoalim B.M., 0.30%, 4/4/2012 (4)	2,863	2,863
Bank Leumi USA, 0.30%, 4/4/2012 (4)	240,000	240,000
Bank of America National Association, 0.30%, 4/4/2012 (4)	575	575
Bank of Augusta, 0.30%, 4/4/2012 (4)	1,796	1,796
Bank of Cadiz and Trust Company, 0.30%, 4/4/2012 (4)	1,800	1,800

Bank of Cave City, 0.30%, 4/4/2012 (4)	844	844
Bank of England, 0.30%, 4/4/2012 (4)	3,617	3,617
Bank of Fayetteville, 0.30%, 4/4/2012 (4)	4,922	4,922
Bank of Hawaii, 0.30%, 4/4/2012 (4)	10,376	10,376
Bank of Houston, 0.30%, 4/4/2012 (4)	3,468	3,468
Bank of Jackson Hole, 0.30%, 4/4/2012 (4)	845	845
Bank of Manhattan N.A., 0.30%, 4/4/2012 (4)	2,636	2,636
Bank of Marin, 0.30%, 4/4/2012 (4)	1,761	1,761
Bank of Missouri, 0.30%, 4/4/2012 (4)	10,427	10,427
Bank of Princeton, 0.30%, 4/4/2012 (4)	1,258	1,258
Bank of the Ozarks, 0.30%, 4/4/2012 (4)	2,815	2,815
Bank of the Panhandle, 0.30%, 4/4/2012 (4)	2,081	2,081
Bank of the West, 0.30%, 4/4/2012 (4)	8,922	8,922
Bar Harbor Bank & Trust, 0.30%, 4/4/2012 (4)	1,708	1,708
Belmont Savings Bank, 0.30%, 4/4/2012 (4)	10,013	10,013
Benefit Bank, 0.30%, 4/4/2012 (4)	2,614	2,614
Berkshire Bank, 0.30%, 4/4/2012 (4)	8,518	8,518
Biltmore Bank of Arizona, 0.30%, 4/4/2012 (4)	4,713	4,713
BMO Harris Bank National Association, 0.30%, 4/4/2012 (4)	10,745	10,745
BOKF National Association, 0.30%, 4/4/2012 (4)	4,858	4,858
Boone Bank & Trust Co., 0.30%, 4/4/2012 (4)	2,069	2,069
Boston Private Bank & Trust Company, 0.30%, 4/4/2012 (4)	4,694	4,694
Branch Banking and Trust Company, 0.30%, 4/4/2012 (4)	9,677	9,677
Business Bank, 0.30%, 4/4/2012 (4)	2,790	2,790
Business Bank, 0.30%, 4/4/2012 (4)	1,840	1,840
Business Bank of Saint Louis, 0.30%, 4/4/2012 (4)	4,067	4,067
Business First Bank, 0.30%, 4/4/2012 (4)	2,275	2,275
Cache Valley Bank, 0.30%, 4/4/2012 (4)	4,382	4,382
California Bank & Trust, 0.30%, 4/4/2012 (4)	5,355	5,355
Capital Bank, 0.30%, 4/4/2012 (4)	2,271	2,271
Capital One National Association, 0.30%, 4/4/2012 (4)	169,255	169,255
CapitalMark Bank & Trust, 0.30%, 4/4/2012 (4)	1,725	1,725
CapStar Bank, 0.30%, 4/4/2012 (4)	36,262	36,262
CapStone Bank, 0.30%, 4/4/2012 (4)	3,457	3,457
Cardinal Bank, 0.30%, 4/4/2012 (4)	3,063	3,063
Carver Federal Savings Bank, 0.30%, 4/4/2012 (4)	160,564	160,564
Cathay Bank, 0.30%, 4/4/2012 (4)	240,142	240,142
Celtic Bank, 0.30%, 4/4/2012 (4)	4,017	4,017
Centennial Bank, 0.30%, 4/4/2012 (4)	3,668	3,668
Centra Bank Inc., 0.30%, 4/4/2012 (4)	4,508	4,508
Central Bank, 0.30%, 4/4/2012 (4)	1,347	1,347
Central Bank Illinois, 0.30%, 4/4/2012 (4)	5	5
Citizens Bank & Trust Company, 0.30%, 4/4/2012 (4)	7,403	7,403
Citizens Bank of Pennsylvania, 0.30%, 4/4/2012 (4)	387	387
Citizens Community Bank, 0.30%, 4/4/2012 (4)	205	205
Citizens National Bank, 0.30%, 4/4/2012 (4)	203	203
City First Bank of D.C. National Association, 0.30%, 4/4/2012 (4)	2,664	2,664
City National Bank, 0.30%, 4/4/2012 (4)	1,368	1,368
City National Bank of Sulphur Springs, 0.30%, 4/4/2012 (4)	1,158	1,158
City National Bank of Taylor, 0.30%, 4/4/2012 (4)	2,149	2,149
Cole Taylor Bank, 0.30%, 4/4/2012 (4)	226,846	226,846
Collin Bank, 0.30%, 4/4/2012 (4)	2,553	2,553
Columbia State Bank, 0.30%, 4/4/2012 (4)	8,761	8,761
Comerica Bank, 0.30%, 4/4/2012 (4)	7,370	7,370
Commerce Bank & Trust Company, 0.30%, 4/4/2012 (4)	14,565	14,565
Community Bank & Trust, 0.30%, 4/4/2012 (4)	5,954	5,954
Community Bank of Oelwein, 0.30%, 4/4/2012 (4)	1,780	1,780
Community Bank of Santa Maria, 0.30%, 4/4/2012 (4)	1	1
Community Bank of the Bay, 0.30%, 4/4/2012 (4)	500	500
Community Mutual Savings Bank, 0.30%, 4/4/2012 (4)	178	178

Compass Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Congaree State Bank, 0.30%, 4/4/2012 (4)	2,203	2,203
Crescent State Bank, 0.30%, 4/4/2012 (4)	1,707	1,707
Delta Trust & Bank, 0.30%, 4/4/2012 (4)	9,340	9,340
DeWitt Bank & Trust Company, 0.30%, 4/4/2012 (4)	717	717
Diamond Bank, 0.30%, 4/4/2012 (4)	6,257	6,257
DMB Community Bank, 0.30%, 4/4/2012 (4)	5,018	5,018
Dollar Bank Federal Savings Bank, 0.30%, 4/4/2012 (4)	3,497	3,497
Eagle Bank and Trust Company, 0.30%, 4/4/2012 (4)	2,197	2,197
EagleBank, 0.30%, 4/4/2012 (4)	240,000	240,000
East West Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Empire National Bank, 0.30%, 4/4/2012 (4)	836	836
Encore Bank National Association, 0.30%, 4/4/2012 (4)	2,056	2,056
Encore National Bank, 0.30%, 4/4/2012 (4)	226	226
Enterprise Bank & Trust, 0.30%, 4/4/2012 (4)	12,981	12,981
Exchange Bank & Trust Company, 0.30%, 4/4/2012 (4)	3,844	3,844
Exchange State Bank, 0.30%, 4/4/2012 (4)	386	386
Fannin Bank, 0.30%, 4/4/2012 (4)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 4/4/2012 (4)	826	826
Farmers & Merchants State Bank, 0.30%, 4/4/2012 (4)	427	427
Farmers and Merchants State Bank of Blooming , 0.30%, 4/4/2012 (4)	1,406	1,406
Farmers Bank, 0.30%, 4/4/2012 (4)	123	123
Farmers Exchange Bank, 0.30%, 4/4/2012 (4)	2,575	2,575
Farmers State Bank, 0.30%, 4/4/2012 (4)	1	1
Fidelity Bank, 0.30%, 4/4/2012 (4)	4,417	4,417
Fifth Third Bank, 0.30%, 4/4/2012 (4)	146,835	146,835
First Bank Financial Centre, 0.30%, 4/4/2012 (4)	186	186
First Bank of Wyoming, 0.30%, 4/4/2012 (4)	200	200
First Choice Bank, 0.30%, 4/4/2012 (4)	1,854	1,854
First Commercial Bank, 0.30%, 4/4/2012 (4)	1,293	1,293
First Community Bank, 0.30%, 4/4/2012 (4)	2,867	2,867
First County Bank, 0.30%, 4/4/2012 (4)	10,011	10,011
First Federal Savings and Loan Association of, 0.30%, 4/4/2012 (4)	1,047	1,047
First Foundation Bank FSB, 0.30%, 4/4/2012 (4)	39,715	39,715
First International Bank & Trust, 0.30%, 4/4/2012 (4)	206	206
First Internet Bank of Indiana, 0.30%, 4/4/2012 (4)	7,731	7,731
First Interstate Bank, 0.30%, 4/4/2012 (4)	1,914	1,914
First N.A., 0.30%, 4/4/2012 (4)	3,605	3,605
First National Bank, 0.30%, 4/4/2012 (4)	7,446	7,446
First National Bank, 0.30%, 4/4/2012 (4)	5,008	5,008
First National Bank - Fox Valley, 0.30%, 4/4/2012 (4)	642	642
First National Bank in Green Forest, 0.30%, 4/4/2012 (4)	831	831
First National Bank in Sioux Falls, 0.30%, 4/4/2012 (4)	2	2
First National Bank of America, 0.30%, 4/4/2012 (4)	203	203
First National Bank of Fort Smith, 0.30%, 4/4/2012 (4)	4,542	4,542
First National Bank of Jacksboro, 0.30%, 4/4/2012 (4)	10,013	10,013
First National Bank of Long Island, 0.30%, 4/4/2012 (4)	33,644	33,644
First National Bank of Omaha, 0.30%, 4/4/2012 (4)	1,531	1,531
First National Bank of Santa Fe, 0.30%, 4/4/2012 (4)	3,632	3,632
First Premier Bank, 0.30%, 4/4/2012 (4)	6,254	6,254
First Security Bank, 0.30%, 4/4/2012 (4)	14,263	14,263
First Security Bank of Missoula, 0.30%, 4/4/2012 (4)	1,859	1,859
First State Bank, 0.30%, 4/4/2012 (4)	1,693	1,693
First State Bank, 0.30%, 4/4/2012 (4)	71	71
First State Bank of DeQueen, 0.30%, 4/4/2012 (4)	1,603	1,603
First State Bank of Northwest Arkansas, 0.30%, 4/4/2012 (4)	1,210	1,210
First Trade Union Bank, 0.30%, 4/4/2012 (4)	305	305
First Utah Bank, 0.30%, 4/4/2012 (4)	195	195
First Western Bank, 0.30%, 4/4/2012 (4)	1	1
First-Citizens Bank & Trust Company, 0.30%, 4/4/2012 (4)	13,507	13,507

FirstAtlantic Bank, 0.30%, 4/4/2012 (4)	189	189
FirstBank, 0.30%, 4/4/2012 (4)	2,587	2,587
FirstBank Puerto Rico, 0.30%, 4/4/2012 (4)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 4/4/2012 (4)	5,106	5,106
Flatirons Bank, 0.30%, 4/4/2012 (4)	2,584	2,584
Florida Business Bank, 0.30%, 4/4/2012 (4)	836	836
Florida Parishes Bank, 0.30%, 4/4/2012 (4)	184	184
Forrest City Bank NA, 0.30%, 4/4/2012 (4)	386	386
Fortune Bank, 0.30%, 4/4/2012 (4)	2,752	2,752
Fox Chase Bank, 0.30%, 4/4/2012 (4)	194	194
Franklin Synergy Bank, 0.30%, 4/4/2012 (4)	6,364	6,364
Franklin Templeton Bank and Trust F.S.B., 0.30%, 4/4/2012 (4)	295	295
Frost National Bank, 0.30%, 4/4/2012 (4)	34	34
Genesee Regional Bank, 0.30%, 4/4/2012 (4)	5,251	5,251
Georgia Bank & Trust Company of Augusta, 0.30%, 4/4/2012 (4)	4,300	4,300
Georgia Banking Company, 0.30%, 4/4/2012 (4)	2,829	2,829
German American Bancorp, 0.30%, 4/4/2012 (4)	1,884	1,884
Glacier Bank, 0.30%, 4/4/2012 (4)	4,445	4,445
Glens Falls National Bank and Trust Company, 0.30%, 4/4/2012 (4)	184	184
Golden Pacific Bank National Association, 0.30%, 4/4/2012 (4)	188	188
Gotham Bank of New York, 0.30%, 4/4/2012 (4)	3,690	3,690
Grand Savings Bank, 0.30%, 4/4/2012 (4)	1,882	1,882
Grand Valley Bank, 0.30%, 4/4/2012 (4)	846	846
Guaranty Bank, 0.30%, 4/4/2012 (4)	60	60
Guaranty Bond Bank, 0.30%, 4/4/2012 (4)	41,586	41,586
GulfShore Bank, 0.30%, 4/4/2012 (4)	2,593	2,593
Happy State Bank, 0.30%, 4/4/2012 (4)	79	79
Heartland Bank, 0.30%, 4/4/2012 (4)	2,847	2,847
Helena National Bank, 0.30%, 4/4/2012 (4)	1,361	1,361
Heritage Oaks Bank, 0.30%, 4/4/2012 (4)	6,881	6,881
Hingham Institution for Savings, 0.30%, 4/4/2012 (4)	7,872	7,872
Home Federal Bank, 0.30%, 4/4/2012 (4)	2,762	2,762
Horizon Bank National Association, 0.30%, 4/4/2012 (4)	1,258	1,258
IBERIABANK, 0.30%, 4/4/2012 (4)	144,262	144,262
Independence Bank, 0.30%, 4/4/2012 (4)	124	124
Independent Bank of Texas, 0.30%, 4/4/2012 (4)	189	189
Inland Bank and Trust, 0.30%, 4/4/2012 (4)	33	33
Integrity Bank, 0.30%, 4/4/2012 (4)	133	133
Investors Community Bank, 0.30%, 4/4/2012 (4)	838	838
Isabella Bank, 0.30%, 4/4/2012 (4)	211	211
Israel Discount Bank of New York, 0.30%, 4/4/2012 (4)	240,000	240,000
JPMorgan Chase Bank National Association, 0.30%, 4/4/2012 (4)	13	13
Kaiser Federal Bank, 0.30%, 4/4/2012 (4)	1	1
Katahdin Trust Company, 0.30%, 4/4/2012 (4)	4,541	4,541
KeySource Commercial Bank, 0.30%, 4/4/2012 (4)	281	281
Landmark Community Bank, 0.30%, 4/4/2012 (4)	1,698	1,698
Leader Bank National Association, 0.30%, 4/4/2012 (4)	2,020	2,020
Legacy National Bank, 0.30%, 4/4/2012 (4)	845	845
LegacyTexas Bank, 0.30%, 4/4/2012 (4)	1	1
Level One Bank, 0.30%, 4/4/2012 (4)	5,130	5,130
Lewis & Clark Bank, 0.30%, 4/4/2012 (4)	3	3
Libertad Bank SSB, 0.30%, 4/4/2012 (4)	660	660
Liberty Bank, 0.30%, 4/4/2012 (4)	3,520	3,520
Liberty Bank, 0.30%, 4/4/2012 (4)	3,930	3,930
Liberty Bank of Arkansas, 0.30%, 4/4/2012 (4)	7,288	7,288
Lifestore Bank, 0.30%, 4/4/2012 (4)	189	189
Lone Star National Bank, 0.30%, 4/4/2012 (4)	10,085	10,085
MainStreet Bank, 0.30%, 4/4/2012 (4)	4,567	4,567
Manufacturers Bank, 0.30%, 4/4/2012 (4)	4,513	4,513
MB Financial Bank N.A., 0.30%, 4/4/2012 (4)	866	866
mBank, 0.30%, 4/4/2012 (4)	4,342	4,342

Mercantile Bank & Trust Company, 0.30%, 4/4/2012 (4)	3,494	3,494
Mercantile Bank of Michigan, 0.30%, 4/4/2012 (4)	10,767	10,767
Merchants & Farmers Bank, 0.30%, 4/4/2012 (4)	386	386
Merchants Bank, 0.30%, 4/4/2012 (4)	196	196
Metropolitan Capital Bank, 0.30%, 4/4/2012 (4)	3,364	3,364
Metropolitan National Bank, 0.30%, 4/4/2012 (4)	46,453	46,453
Mifflin County Savings Bank, 0.30%, 4/4/2012 (4)	386	386
MileStone Bank, 0.30%, 4/4/2012 (4)	1,258	1,258
Miners Bank, 0.30%, 4/4/2012 (4)	1,258	1,258
Morris Bank, 0.30%, 4/4/2012 (4)	43	43
Mountain West Bank, 0.30%, 4/4/2012 (4)	4,063	4,063
National Bank & Trust Company, 0.30%, 4/4/2012 (4)	4,439	4,439
National Bank of California, 0.30%, 4/4/2012 (4)	73	73
Needham Bank, 0.30%, 4/4/2012 (4)	2,147	2,147
Newburyport Five Cents Savings Bank, 0.30%, 4/4/2012 (4)	7,979	7,979
Noah Bank, 0.30%, 4/4/2012 (4)	1,708	1,708
North Jersey Community Bank, 0.30%, 4/4/2012 (4)	2,593	2,593
Northern Bank & Trust Company, 0.30%, 4/4/2012 (4)	9,607	9,607
OceanFirst Bank, 0.30%, 4/4/2012 (4)	186	186
One Bank & Trust National Association, 0.30%, 4/4/2012 (4)	1,140	1,140
Ossian State Bank, 0.30%, 4/4/2012 (4)	142	142
Ozark Heritage Bank National Association, 0.30%, 4/4/2012 (4)	0	0
Pacific Enterprise Bank, 0.30%, 4/4/2012 (4)	4,918	4,918
Paragon Commercial Bank, 0.30%, 4/4/2012 (4)	31,200	31,200
Parkside Financial Bank & Trust, 0.30%, 4/4/2012 (4)	2,602	2,602
Pegasus Bank, 0.30%, 4/4/2012 (4)	1,128	1,128
Peoples Bank National Association, 0.30%, 4/4/2012 (4)	1,307	1,307
Peoples Bank of Commerce, 0.30%, 4/4/2012 (4)	1,728	1,728
Peoples Community Bank, 0.30%, 4/4/2012 (4)	2,116	2,116
Peoples United Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Petit Jean State Bank, 0.30%, 4/4/2012 (4)	1,350	1,350
Pine Bluff National Bank, 0.30%, 4/4/2012 (4)	5,437	5,437
Plaza Bank, 0.30%, 4/4/2012 (4)	189	189
PNC Bank National Association, 0.30%, 4/4/2012 (4)	5,879	5,879
Post Oak Bank N.A., 0.30%, 4/4/2012 (4)	836	836
Premier Bank, 0.30%, 4/4/2012 (4)	3,802	3,802
Premier Bank, 0.30%, 4/4/2012 (4)	1,476	1,476
PrinsBank, 0.30%, 4/4/2012 (4)	1,734	1,734
Private Bank Minnesota, 0.30%, 4/4/2012 (4)	2,322	2,322
ProAmérica Bank, 0.30%, 4/4/2012 (4)	4,538	4,538
Professional Business Bank, 0.30%, 4/4/2012 (4)	835	835
Quontic Bank, 0.30%, 4/4/2012 (4)	1	1
RBS Citizens National Association, 0.30%, 4/4/2012 (4)	341	341
Regions Bank, 0.30%, 4/4/2012 (4)	4,599	4,599
Renasant Bank, 0.30%, 4/4/2012 (4)	4,815	4,815
Republic Bank, 0.30%, 4/4/2012 (4)	836	836
Republic Bank & Trust Company, 0.30%, 4/4/2012 (4)	1,626	1,626
River Community Bank N.A., 0.30%, 4/4/2012 (4)	1,709	1,709
Riverside Bank, 0.30%, 4/4/2012 (4)	17	17
Rock Springs National Bank, 0.30%, 4/4/2012 (4)	2,520	2,520
Rockland Trust Company, 0.30%, 4/4/2012 (4)	9,674	9,674
Saratoga National Bank & Trust Company, 0.30%, 4/4/2012 (4)	184	184
Sauk Valley Bank & Trust Company, 0.30%, 4/4/2012 (4)	6	6
Savings Institute Bank and Trust Company, 0.30%, 4/4/2012 (4)	6,755	6,755
Seaside National Bank & Trust, 0.30%, 4/4/2012 (4)	11,553	11,553
Seaway Bank and Trust Company, 0.30%, 4/4/2012 (4)	4,538	4,538
Security First Bank, 0.30%, 4/4/2012 (4)	1,698	1,698
Signature Bank, 0.30%, 4/4/2012 (4)	1,987	1,987
Signature Bank, 0.30%, 4/4/2012 (4)	240,000	240,000

Signature Bank National Association, 0.30%, 4/4/2012 (4)	198	198
Solera National Bank, 0.30%, 4/4/2012 (4)	437	437
Southern Bancorp Bank, 0.30%, 4/4/2012 (4)	8,696	8,696
Southern Bank, 0.30%, 4/4/2012 (4)	1	1
Southwest Bank, 0.30%, 4/4/2012 (4)	2,324	2,324
Sovereign Bank National Association, 0.30%, 4/4/2012 (4)	140,357	140,357
Sterling National Bank, 0.30%, 4/4/2012 (4)	169,258	169,258
Sturdy Savings Bank, 0.30%, 4/4/2012 (4)	180	180
Summit Bank, 0.30%, 4/4/2012 (4)	899	899
Summit Community Bank Inc., 0.30%, 4/4/2012 (4)	6,464	6,464
TD Bank N.A., 0.30%, 4/4/2012 (4)	167,450	167,450
Team Capital Bank, 0.30%, 4/4/2012 (4)	36,262	36,262
Touchmark National Bank, 0.30%, 4/4/2012 (4)	2,376	2,376
Transportation Alliance Bank Inc., 0.30%, 4/4/2012 (4)	1	1
Treynor State Bank, 0.30%, 4/4/2012 (4)	4,611	4,611
TriSummit Bank, 0.30%, 4/4/2012 (4)	4,417	4,417
U.S. Bank National Association, 0.30%, 4/4/2012 (4)	10,070	10,070
Uinta Bank, 0.30%, 4/4/2012 (4)	2,806	2,806
UMB Bank Arizona National Association, 0.30%, 4/4/2012 (4)	365	365
UMB Bank Colorado National Association, 0.30%, 4/4/2012 (4)	1,258	1,258
UMB Bank National Association, 0.30%, 4/4/2012 (4)	841	841
Umpqua Bank, 0.30%, 4/4/2012 (4)	1,641	1,641
Union Bank National Association, 0.30%, 4/4/2012 (4)	79	79
Union Bank of Mena, 0.30%, 4/4/2012 (4)	2	2
Union Center National Bank, 0.30%, 4/4/2012 (4)	160,627	160,627
United Bank, 0.30%, 4/4/2012 (4)	4,147	4,147
United Bank, 0.30%, 4/4/2012 (4)	191	191
United Bank Inc., 0.30%, 4/4/2012 (4)	3,788	3,788
USNY Bank, 0.30%, 4/4/2012 (4)	1,300	1,300
Valley Bank, 0.30%, 4/4/2012 (4)	1,700	1,700
Valley Bank of Helena, 0.30%, 4/4/2012 (4)	857	857
Valley National Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Verus Bank of Commerce, 0.30%, 4/4/2012 (4)	6,349	6,349
Victory Bank, 0.30%, 4/4/2012 (4)	392	392
Virginia Heritage Bank, 0.30%, 4/4/2012 (4)	10,768	10,768
Warren Bank & Trust Company, 0.30%, 4/4/2012 (4)	2,136	2,136
Washington Trust Bank, 0.30%, 4/4/2012 (4)	2,769	2,769
Washington Trust Company of Westerly, 0.30%, 4/4/2012 (4)	1,126	1,126
Webster Bank National Association, 0.30%, 4/4/2012 (4)	1,848	1,848
Wells Fargo Bank National Association, 0.30%, 4/4/2012 (4)	1,029	1,029
West Town Savings Bank, 0.30%, 4/4/2012 (4)	142	142
Western Alliance Bank, 0.30%, 4/4/2012 (4)	194	194
Western National Bank, 0.30%, 4/4/2012 (4)	2,790	2,790
Western Security Bank, 0.30%, 4/4/2012 (4)	839	839
Whidbey Island Bank, 0.30%, 4/4/2012 (4)	835	835
Wilmington Savings Fund Society FSB, 0.30%, 4/4/2012 (4)	5,528	5,528
Wilmington Trust National Association, 0.30%, 4/4/2012 (4)	1,873	1,873
Wolverine Bank Federal Savings Bank, 0.30%, 4/4/2012 (4)	4	4
Xenith Bank, 0.30%, 4/4/2012 (4)	6,124	6,124

Total Bank Obligations	(Cost $5,000,744)	5,000,744

Floating Rate Demand Notes - 10.3%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2012 (5)	12,602,832	12,602,832

Total Floating Rate Demand Notes	(Cost $12,602,832)	12,602,832

U.S. Government Obligations - 2.9%

U.S. Treasury Bill, 0.12%, due 9/6/2012 (6)	3,500,000		3,498,093

Total U.S. Government Obligations	(Cost $3,498,168)		3,498,093

Total Investments - 99.9%	(Cost $115,940,733)	(2)	121,885,185

Other Assets less Liabilities - 0.1%			70,749

Total Net Assets - 100.0%			121,955,934

Trustee Deferred Compensation (7)

The Flex-funds Aggressive Growth Fund	2,520		21,017
The Flex-funds Defensive Balanced Fund	1,300		12,961
The Flex-funds Dynamic Growth Fund	810		7,007
The Flex-funds Muirfield Fund	4,205		24,263
The Flex-funds Quantex Fund	2,736		67,087
The Flex-funds Utilities & Infrastructure Fund	290		7,137

Total Trustee Deferred Compensation	(Cost $106,424)		139,472

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2012, notional value $40,692,800	116	336,805
Standard & Poors Mid Cap 400 E-Mini expiring June 2012, notional value $5,953,800	60	(22,950)

Total Futures Contracts	176	313,855

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$113,386,348	$313,855
Level 2 - Other Significant Observable Inputs	8,498,837	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$121,885,185	$313,855

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $792,550.  Cost for federal income tax purposes of $116,733,283 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,338,231
Unrealized depreciation	(186,329)
Net unrealized appreciation (depreciation)	$5,151,902

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2012.

(4)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of March 31, 2012, illiquid securities represented 4.1% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2012.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2012 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 60.3%

Alger Capital Appreciation Institutional Fund	147,300	3,390,838
Energy Select Sector SPDR Fund	49,825	3,574,944
Health Care Select Sector SPDR Fund	132,800	4,994,608
iShares Russell 1000 Growth Index Fund	85,175	5,628,364
iShares Russell 1000 Value Index Fund	59,575	4,174,420
Ivy Mid Cap Growth Fund	190,033	3,642,940
PowerShares QQQ Trust	97,425	6,581,059
SPDR Dow Jones Industrial Average ETF Trust	33,350	4,395,530
SPDR S&P 500 ETF Trust	17,250	2,428,973
T. Rowe Price Value Fund	295,085	7,471,547
Wells Fargo Advantage Growth Fund	329,303	14,466,268

Total Registered Investment Companies	(Cost $55,680,526)	60,749,491

Money Market Registered Investment Companies - 29.9%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	30,056,354	30,056,354

Total Money Market Registered Investment Companies	(Cost $30,056,354)	30,056,354

Bank Obligations - 5.0%

1st Bank, 0.30%, 4/4/2012 (4)	205	205
Abacus Federal Savings Bank, 0.30%, 4/4/2012 (4)	93	93
Access National Bank, 0.30%, 4/4/2012 (4)	4,892	4,892
Allied Bank, 0.30%, 4/4/2012 (4)	844	844
Alma Bank, 0.30%, 4/4/2012 (4)	6,192	6,192
AloStar Bank of Commerce, 0.30%, 4/4/2012 (4)	5,665	5,665
Alpine Bank, 0.30%, 4/4/2012 (4)	4,659	4,659
Ameriana Bank, 0.30%, 4/4/2012 (4)	30	30
American Momentum Bank, 0.30%, 4/4/2012 (4)	10,375	10,375
American National Bank, 0.30%, 4/4/2012 (4)	4,418	4,418
American National Bank-Fox Cities, 0.30%, 4/4/2012 (4)	1	1
American Savings Bank F.S.B., 0.30%, 4/4/2012 (4)	1,703	1,703
Americas United Bank, 0.30%, 4/4/2012 (4)	2,287	2,287
AmFirst Bank N.A., 0.30%, 4/4/2012 (4)	70	70
Anthem Bank & Trust, 0.30%, 4/4/2012 (4)	1,693	1,693
Arvest Bank, 0.30%, 4/4/2012 (4)	3,954	3,954
Austin Bank of Chicago, 0.30%, 4/4/2012 (4)	1,708	1,708
Avidia Bank, 0.30%, 4/4/2012 (4)	6,867	6,867
Bancorp Bank, 0.30%, 4/4/2012 (4)	21,596	21,596
Bank Hapoalim B.M., 0.30%, 4/4/2012 (4)	2,863	2,863
Bank Leumi USA, 0.30%, 4/4/2012 (4)	240,000	240,000
Bank of America National Association, 0.30%, 4/4/2012 (4)	575	575

Bank of Augusta, 0.30%, 4/4/2012 (4)	1,796	1,796
Bank of Cadiz and Trust Company, 0.30%, 4/4/2012 (4)	1,800	1,800
Bank of Cave City, 0.30%, 4/4/2012 (4)	844	844
Bank of England, 0.30%, 4/4/2012 (4)	3,617	3,617
Bank of Fayetteville, 0.30%, 4/4/2012 (4)	4,922	4,922
Bank of Hawaii, 0.30%, 4/4/2012 (4)	10,376	10,376
Bank of Houston, 0.30%, 4/4/2012 (4)	3,468	3,468
Bank of Jackson Hole, 0.30%, 4/4/2012 (4)	845	845
Bank of Manhattan N.A., 0.30%, 4/4/2012 (4)	2,636	2,636
Bank of Marin, 0.30%, 4/4/2012 (4)	1,761	1,761
Bank of Missouri, 0.30%, 4/4/2012 (4)	10,427	10,427
Bank of Princeton, 0.30%, 4/4/2012 (4)	1,258	1,258
Bank of the Ozarks, 0.30%, 4/4/2012 (4)	2,815	2,815
Bank of the Panhandle, 0.30%, 4/4/2012 (4)	2,081	2,081
Bank of the West, 0.30%, 4/4/2012 (4)	8,922	8,922
Bar Harbor Bank & Trust, 0.30%, 4/4/2012 (4)	1,708	1,708
Belmont Savings Bank, 0.30%, 4/4/2012 (4)	10,013	10,013
Benefit Bank, 0.30%, 4/4/2012 (4)	2,614	2,614
Berkshire Bank, 0.30%, 4/4/2012 (4)	8,518	8,518
Biltmore Bank of Arizona, 0.30%, 4/4/2012 (4)	4,713	4,713
BMO Harris Bank National Association, 0.30%, 4/4/2012 (4)	10,745	10,745
BOKF National Association, 0.30%, 4/4/2012 (4)	4,858	4,858
Boone Bank & Trust Co., 0.30%, 4/4/2012 (4)	2,069	2,069
Boston Private Bank & Trust Company, 0.30%, 4/4/2012 (4)	4,694	4,694
Branch Banking and Trust Company, 0.30%, 4/4/2012 (4)	9,677	9,677
Business Bank, 0.30%, 4/4/2012 (4)	2,790	2,790
Business Bank, 0.30%, 4/4/2012 (4)	1,840	1,840
Business Bank of Saint Louis, 0.30%, 4/4/2012 (4)	4,067	4,067
Business First Bank, 0.30%, 4/4/2012 (4)	2,275	2,275
Cache Valley Bank, 0.30%, 4/4/2012 (4)	4,382	4,382
California Bank & Trust, 0.30%, 4/4/2012 (4)	5,355	5,355
Capital Bank, 0.30%, 4/4/2012 (4)	2,271	2,271
Capital One National Association, 0.30%, 4/4/2012 (4)	169,255	169,255
CapitalMark Bank & Trust, 0.30%, 4/4/2012 (4)	1,725	1,725
CapStar Bank, 0.30%, 4/4/2012 (4)	36,262	36,262
CapStone Bank, 0.30%, 4/4/2012 (4)	3,457	3,457
Cardinal Bank, 0.30%, 4/4/2012 (4)	3,063	3,063
Carver Federal Savings Bank, 0.30%, 4/4/2012 (4)	160,564	160,564
Cathay Bank, 0.30%, 4/4/2012 (4)	240,142	240,142
Celtic Bank, 0.30%, 4/4/2012 (4)	4,017	4,017
Centennial Bank, 0.30%, 4/4/2012 (4)	3,668	3,668
Centra Bank Inc., 0.30%, 4/4/2012 (4)	4,508	4,508
Central Bank, 0.30%, 4/4/2012 (4)	1,347	1,347
Central Bank Illinois, 0.30%, 4/4/2012 (4)	5	5
Citizens Bank & Trust Company, 0.30%, 4/4/2012 (4)	7,403	7,403
Citizens Bank of Pennsylvania, 0.30%, 4/4/2012 (4)	387	387
Citizens Community Bank, 0.30%, 4/4/2012 (4)	205	205
Citizens National Bank, 0.30%, 4/4/2012 (4)	203	203
City First Bank of D.C. National Association, 0.30%, 4/4/2012 (4)	2,664	2,664
City National Bank, 0.30%, 4/4/2012 (4)	1,368	1,368
City National Bank of Sulphur Springs, 0.30%, 4/4/2012 (4)	1,158	1,158
City National Bank of Taylor, 0.30%, 4/4/2012 (4)	2,149	2,149
Cole Taylor Bank, 0.30%, 4/4/2012 (4)	226,846	226,846
Collin Bank, 0.30%, 4/4/2012 (4)	2,553	2,553
Columbia State Bank, 0.30%, 4/4/2012 (4)	8,761	8,761

Comerica Bank, 0.30%, 4/4/2012 (4)	7,370	7,370
Commerce Bank & Trust Company, 0.30%, 4/4/2012 (4)	14,565	14,565
Community Bank & Trust, 0.30%, 4/4/2012 (4)	5,954	5,954
Community Bank of Oelwein, 0.30%, 4/4/2012 (4)	1,780	1,780
Community Bank of Santa Maria, 0.30%, 4/4/2012 (4)	1	1
Community Bank of the Bay, 0.30%, 4/4/2012 (4)	500	500
Community Mutual Savings Bank, 0.30%, 4/4/2012 (4)	178	178
Compass Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Congaree State Bank, 0.30%, 4/4/2012 (4)	2,203	2,203
Crescent State Bank, 0.30%, 4/4/2012 (4)	1,707	1,707
Delta Trust & Bank, 0.30%, 4/4/2012 (4)	9,340	9,340
DeWitt Bank & Trust Company, 0.30%, 4/4/2012 (4)	717	717
Diamond Bank, 0.30%, 4/4/2012 (4)	6,257	6,257
DMB Community Bank, 0.30%, 4/4/2012 (4)	5,018	5,018
Dollar Bank Federal Savings Bank, 0.30%, 4/4/2012 (4)	3,497	3,497
Eagle Bank and Trust Company, 0.30%, 4/4/2012 (4)	2,197	2,197
EagleBank, 0.30%, 4/4/2012 (4)	240,000	240,000
East West Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Empire National Bank, 0.30%, 4/4/2012 (4)	836	836
Encore Bank National Association, 0.30%, 4/4/2012 (4)	2,056	2,056
Encore National Bank, 0.30%, 4/4/2012 (4)	226	226
Enterprise Bank & Trust, 0.30%, 4/4/2012 (4)	12,981	12,981
Exchange Bank & Trust Company, 0.30%, 4/4/2012 (4)	3,844	3,844
Exchange State Bank, 0.30%, 4/4/2012 (4)	386	386
Fannin Bank, 0.30%, 4/4/2012 (4)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 4/4/2012 (4)	826	826
Farmers & Merchants State Bank, 0.30%, 4/4/2012 (4)	427	427
Farmers and Merchants State Bank of Blooming , 0.30%, 4/4/2012 (4)	1,406	1,406
Farmers Bank, 0.30%, 4/4/2012 (4)	123	123
Farmers Exchange Bank, 0.30%, 4/4/2012 (4)	2,575	2,575
Farmers State Bank, 0.30%, 4/4/2012 (4)	1	1
Fidelity Bank, 0.30%, 4/4/2012 (4)	4,417	4,417
Fifth Third Bank, 0.30%, 4/4/2012 (4)	146,835	146,835
First Bank Financial Centre, 0.30%, 4/4/2012 (4)	186	186
First Bank of Wyoming, 0.30%, 4/4/2012 (4)	200	200
First Choice Bank, 0.30%, 4/4/2012 (4)	1,854	1,854
First Commercial Bank, 0.30%, 4/4/2012 (4)	1,293	1,293
First Community Bank, 0.30%, 4/4/2012 (4)	2,867	2,867
First County Bank, 0.30%, 4/4/2012 (4)	10,011	10,011
First Federal Savings and Loan Association of, 0.30%, 4/4/2012 (4)	1,047	1,047
First Foundation Bank FSB, 0.30%, 4/4/2012 (4)	39,715	39,715
First International Bank & Trust, 0.30%, 4/4/2012 (4)	206	206
First Internet Bank of Indiana, 0.30%, 4/4/2012 (4)	7,731	7,731
First Interstate Bank, 0.30%, 4/4/2012 (4)	1,914	1,914
First N.A., 0.30%, 4/4/2012 (4)	3,605	3,605
First National Bank, 0.30%, 4/4/2012 (4)	7,446	7,446
First National Bank, 0.30%, 4/4/2012 (4)	5,008	5,008
First National Bank - Fox Valley, 0.30%, 4/4/2012 (4)	642	642
First National Bank in Green Forest, 0.30%, 4/4/2012 (4)	831	831
First National Bank in Sioux Falls, 0.30%, 4/4/2012 (4)	2	2
First National Bank of America, 0.30%, 4/4/2012 (4)	203	203
First National Bank of Fort Smith, 0.30%, 4/4/2012 (4)	4,542	4,542
First National Bank of Jacksboro, 0.30%, 4/4/2012 (4)	10,013	10,013
First National Bank of Long Island, 0.30%, 4/4/2012 (4)	33,644	33,644
First National Bank of Omaha, 0.30%, 4/4/2012 (4)	1,531	1,531

First National Bank of Santa Fe, 0.30%, 4/4/2012 (4)	3,632	3,632
First Premier Bank, 0.30%, 4/4/2012 (4)	6,254	6,254
First Security Bank, 0.30%, 4/4/2012 (4)	14,263	14,263
First Security Bank of Missoula, 0.30%, 4/4/2012 (4)	1,859	1,859
First State Bank, 0.30%, 4/4/2012 (4)	1,693	1,693
First State Bank, 0.30%, 4/4/2012 (4)	71	71
First State Bank of DeQueen, 0.30%, 4/4/2012 (4)	1,603	1,603
First State Bank of Northwest Arkansas, 0.30%, 4/4/2012 (4)	1,210	1,210
First Trade Union Bank, 0.30%, 4/4/2012 (4)	305	305
First Utah Bank, 0.30%, 4/4/2012 (4)	195	195
First Western Bank, 0.30%, 4/4/2012 (4)	1	1
First-Citizens Bank & Trust Company, 0.30%, 4/4/2012 (4)	13,507	13,507
FirstAtlantic Bank, 0.30%, 4/4/2012 (4)	189	189
FirstBank, 0.30%, 4/4/2012 (4)	2,587	2,587
FirstBank Puerto Rico, 0.30%, 4/4/2012 (4)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 4/4/2012 (4)	5,106	5,106
Flatirons Bank, 0.30%, 4/4/2012 (4)	2,584	2,584
Florida Business Bank, 0.30%, 4/4/2012 (4)	836	836
Florida Parishes Bank, 0.30%, 4/4/2012 (4)	184	184
Forrest City Bank NA, 0.30%, 4/4/2012 (4)	386	386
Fortune Bank, 0.30%, 4/4/2012 (4)	2,752	2,752
Fox Chase Bank, 0.30%, 4/4/2012 (4)	194	194
Franklin Synergy Bank, 0.30%, 4/4/2012 (4)	6,364	6,364
Franklin Templeton Bank and Trust F.S.B., 0.30%, 4/4/2012 (4)	295	295
Frost National Bank, 0.30%, 4/4/2012 (4)	34	34
Genesee Regional Bank, 0.30%, 4/4/2012 (4)	5,251	5,251
Georgia Bank & Trust Company of Augusta, 0.30%, 4/4/2012 (4)	4,300	4,300
Georgia Banking Company, 0.30%, 4/4/2012 (4)	2,829	2,829
German American Bancorp, 0.30%, 4/4/2012 (4)	1,884	1,884
Glacier Bank, 0.30%, 4/4/2012 (4)	4,445	4,445
Glens Falls National Bank and Trust Company, 0.30%, 4/4/2012 (4)	184	184
Golden Pacific Bank National Association, 0.30%, 4/4/2012 (4)	188	188
Gotham Bank of New York, 0.30%, 4/4/2012 (4)	3,690	3,690
Grand Savings Bank, 0.30%, 4/4/2012 (4)	1,882	1,882
Grand Valley Bank, 0.30%, 4/4/2012 (4)	846	846
Guaranty Bank, 0.30%, 4/4/2012 (4)	60	60
Guaranty Bond Bank, 0.30%, 4/4/2012 (4)	41,586	41,586
GulfShore Bank, 0.30%, 4/4/2012 (4)	2,593	2,593
Happy State Bank, 0.30%, 4/4/2012 (4)	79	79
Heartland Bank, 0.30%, 4/4/2012 (4)	2,847	2,847
Helena National Bank, 0.30%, 4/4/2012 (4)	1,361	1,361
Heritage Oaks Bank, 0.30%, 4/4/2012 (4)	6,881	6,881
Hingham Institution for Savings, 0.30%, 4/4/2012 (4)	7,872	7,872
Home Federal Bank, 0.30%, 4/4/2012 (4)	2,762	2,762
Horizon Bank National Association, 0.30%, 4/4/2012 (4)	1,258	1,258
IBERIABANK, 0.30%, 4/4/2012 (4)	144,262	144,262
Independence Bank, 0.30%, 4/4/2012 (4)	124	124
Independent Bank of Texas, 0.30%, 4/4/2012 (4)	189	189
Inland Bank and Trust, 0.30%, 4/4/2012 (4)	33	33
Integrity Bank, 0.30%, 4/4/2012 (4)	133	133
Investors Community Bank, 0.30%, 4/4/2012 (4)	838	838
Isabella Bank, 0.30%, 4/4/2012 (4)	211	211
Israel Discount Bank of New York, 0.30%, 4/4/2012 (4)	240,000	240,000
JPMorgan Chase Bank National Association, 0.30%, 4/4/2012 (4)	13	13
Kaiser Federal Bank, 0.30%, 4/4/2012 (4)	1	1
Katahdin Trust Company, 0.30%, 4/4/2012 (4)	4,541	4,541

KeySource Commercial Bank, 0.30%, 4/4/2012 (4)	281	281
Landmark Community Bank, 0.30%, 4/4/2012 (4)	1,698	1,698
Leader Bank National Association, 0.30%, 4/4/2012 (4)	2,020	2,020
Legacy National Bank, 0.30%, 4/4/2012 (4)	845	845
LegacyTexas Bank, 0.30%, 4/4/2012 (4)	1	1
Level One Bank, 0.30%, 4/4/2012 (4)	5,130	5,130
Lewis & Clark Bank, 0.30%, 4/4/2012 (4)	3	3
Libertad Bank SSB, 0.30%, 4/4/2012 (4)	660	660
Liberty Bank, 0.30%, 4/4/2012 (4)	3,520	3,520
Liberty Bank, 0.30%, 4/4/2012 (4)	3,930	3,930
Liberty Bank of Arkansas, 0.30%, 4/4/2012 (4)	7,288	7,288
Lifestore Bank, 0.30%, 4/4/2012 (4)	189	189
Lone Star National Bank, 0.30%, 4/4/2012 (4)	10,085	10,085
MainStreet Bank, 0.30%, 4/4/2012 (4)	4,567	4,567
Manufacturers Bank, 0.30%, 4/4/2012 (4)	4,513	4,513
MB Financial Bank N.A., 0.30%, 4/4/2012 (4)	866	866
mBank, 0.30%, 4/4/2012 (4)	4,342	4,342
Mercantile Bank & Trust Company, 0.30%, 4/4/2012 (4)	3,494	3,494
Mercantile Bank of Michigan, 0.30%, 4/4/2012 (4)	10,767	10,767
Merchants & Farmers Bank, 0.30%, 4/4/2012 (4)	386	386
Merchants Bank, 0.30%, 4/4/2012 (4)	196	196
Metropolitan Capital Bank, 0.30%, 4/4/2012 (4)	3,364	3,364
Metropolitan National Bank, 0.30%, 4/4/2012 (4)	46,453	46,453
Mifflin County Savings Bank, 0.30%, 4/4/2012 (4)	386	386
MileStone Bank, 0.30%, 4/4/2012 (4)	1,258	1,258
Miners Bank, 0.30%, 4/4/2012 (4)	1,258	1,258
Morris Bank, 0.30%, 4/4/2012 (4)	43	43
Mountain West Bank, 0.30%, 4/4/2012 (4)	4,063	4,063
National Bank & Trust Company, 0.30%, 4/4/2012 (4)	4,439	4,439
National Bank of California, 0.30%, 4/4/2012 (4)	73	73
Needham Bank, 0.30%, 4/4/2012 (4)	2,147	2,147
Newburyport Five Cents Savings Bank, 0.30%, 4/4/2012 (4)	7,979	7,979
Noah Bank, 0.30%, 4/4/2012 (4)	1,708	1,708
North Jersey Community Bank, 0.30%, 4/4/2012 (4)	2,593	2,593
Northern Bank & Trust Company, 0.30%, 4/4/2012 (4)	9,607	9,607
OceanFirst Bank, 0.30%, 4/4/2012 (4)	186	186
One Bank & Trust National Association, 0.30%, 4/4/2012 (4)	1,140	1,140
Ossian State Bank, 0.30%, 4/4/2012 (4)	142	142
Ozark Heritage Bank National Association, 0.30%, 4/4/2012 (4)	0	0
Pacific Enterprise Bank, 0.30%, 4/4/2012 (4)	4,918	4,918
Paragon Commercial Bank, 0.30%, 4/4/2012 (4)	31,200	31,200
Parkside Financial Bank & Trust, 0.30%, 4/4/2012 (4)	2,602	2,602
Pegasus Bank, 0.30%, 4/4/2012 (4)	1,128	1,128
Peoples Bank National Association, 0.30%, 4/4/2012 (4)	1,307	1,307
Peoples Bank of Commerce, 0.30%, 4/4/2012 (4)	1,728	1,728
Peoples Community Bank, 0.30%, 4/4/2012 (4)	2,116	2,116
Peoples United Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Petit Jean State Bank, 0.30%, 4/4/2012 (4)	1,350	1,350
Pine Bluff National Bank, 0.30%, 4/4/2012 (4)	5,437	5,437
Plaza Bank, 0.30%, 4/4/2012 (4)	189	189
PNC Bank National Association, 0.30%, 4/4/2012 (4)	5,879	5,879
Post Oak Bank N.A., 0.30%, 4/4/2012 (4)	836	836
Premier Bank, 0.30%, 4/4/2012 (4)	3,802	3,802
Premier Bank, 0.30%, 4/4/2012 (4)	1,476	1,476

PrinsBank, 0.30%, 4/4/2012 (4)	1,734	1,734
Private Bank Minnesota, 0.30%, 4/4/2012 (4)	2,322	2,322
ProAmérica Bank, 0.30%, 4/4/2012 (4)	4,538	4,538
Professional Business Bank, 0.30%, 4/4/2012 (4)	835	835
Quontic Bank, 0.30%, 4/4/2012 (4)	1	1
RBS Citizens National Association, 0.30%, 4/4/2012 (4)	341	341
Regions Bank, 0.30%, 4/4/2012 (4)	4,599	4,599
Renasant Bank, 0.30%, 4/4/2012 (4)	4,815	4,815
Republic Bank, 0.30%, 4/4/2012 (4)	836	836
Republic Bank & Trust Company, 0.30%, 4/4/2012 (4)	1,626	1,626
River Community Bank N.A., 0.30%, 4/4/2012 (4)	1,709	1,709
Riverside Bank, 0.30%, 4/4/2012 (4)	17	17
Rock Springs National Bank, 0.30%, 4/4/2012 (4)	2,520	2,520
Rockland Trust Company, 0.30%, 4/4/2012 (4)	9,674	9,674
Saratoga National Bank & Trust Company, 0.30%, 4/4/2012 (4)	184	184
Sauk Valley Bank & Trust Company, 0.30%, 4/4/2012 (4)	6	6
Savings Institute Bank and Trust Company, 0.30%, 4/4/2012 (4)	6,755	6,755
Seaside National Bank & Trust, 0.30%, 4/4/2012 (4)	11,553	11,553
Seaway Bank and Trust Company, 0.30%, 4/4/2012 (4)	4,538	4,538
Security First Bank, 0.30%, 4/4/2012 (4)	1,698	1,698
Signature Bank, 0.30%, 4/4/2012 (4)	1,987	1,987
Signature Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Signature Bank National Association, 0.30%, 4/4/2012 (4)	198	198
Solera National Bank, 0.30%, 4/4/2012 (4)	437	437
Southern Bancorp Bank, 0.30%, 4/4/2012 (4)	8,696	8,696
Southern Bank, 0.30%, 4/4/2012 (4)	1	1
Southwest Bank, 0.30%, 4/4/2012 (4)	2,324	2,324
Sovereign Bank National Association, 0.30%, 4/4/2012 (4)	140,357	140,357
Sterling National Bank, 0.30%, 4/4/2012 (4)	169,258	169,258
Sturdy Savings Bank, 0.30%, 4/4/2012 (4)	180	180
Summit Bank, 0.30%, 4/4/2012 (4)	899	899
Summit Community Bank Inc., 0.30%, 4/4/2012 (4)	6,464	6,464
TD Bank N.A., 0.30%, 4/4/2012 (4)	167,450	167,450
Team Capital Bank, 0.30%, 4/4/2012 (4)	36,262	36,262
Touchmark National Bank, 0.30%, 4/4/2012 (4)	2,376	2,376
Transportation Alliance Bank Inc., 0.30%, 4/4/2012 (4)	1	1
Treynor State Bank, 0.30%, 4/4/2012 (4)	4,611	4,611
TriSummit Bank, 0.30%, 4/4/2012 (4)	4,417	4,417
U.S. Bank National Association, 0.30%, 4/4/2012 (4)	10,070	10,070
Uinta Bank, 0.30%, 4/4/2012 (4)	2,806	2,806
UMB Bank Arizona National Association, 0.30%, 4/4/2012 (4)	365	365
UMB Bank Colorado National Association, 0.30%, 4/4/2012 (4)	1,258	1,258
UMB Bank National Association, 0.30%, 4/4/2012 (4)	841	841
Umpqua Bank, 0.30%, 4/4/2012 (4)	1,641	1,641
Union Bank National Association, 0.30%, 4/4/2012 (4)	79	79
Union Bank of Mena, 0.30%, 4/4/2012 (4)	2	2
Union Center National Bank, 0.30%, 4/4/2012 (4)	160,627	160,627
United Bank, 0.30%, 4/4/2012 (4)	4,147	4,147
United Bank, 0.30%, 4/4/2012 (4)	191	191
United Bank Inc., 0.30%, 4/4/2012 (4)	3,788	3,788
USNY Bank, 0.30%, 4/4/2012 (4)	1,300	1,300
Valley Bank, 0.30%, 4/4/2012 (4)	1,700	1,700
Valley Bank of Helena, 0.30%, 4/4/2012 (4)	857	857
Valley National Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Verus Bank of Commerce, 0.30%, 4/4/2012 (4)	6,349	6,349

Victory Bank, 0.30%, 4/4/2012 (4)	392		392
Virginia Heritage Bank, 0.30%, 4/4/2012 (4)	10,768		10,768
Warren Bank & Trust Company, 0.30%, 4/4/2012 (4)	2,136		2,136
Washington Trust Bank, 0.30%, 4/4/2012 (4)	2,769		2,769
Washington Trust Company of Westerly, 0.30%, 4/4/2012 (4)	1,126		1,126
Webster Bank National Association, 0.30%, 4/4/2012 (4)	1,848		1,848
Wells Fargo Bank National Association, 0.30%, 4/4/2012 (4)	1,029		1,029
West Town Savings Bank, 0.30%, 4/4/2012 (4)	142		142
Western Alliance Bank, 0.30%, 4/4/2012 (4)	194		194
Western National Bank, 0.30%, 4/4/2012 (4)	2,790		2,790
Western Security Bank, 0.30%, 4/4/2012 (4)	839		839
Whidbey Island Bank, 0.30%, 4/4/2012 (4)	835		835
Wilmington Savings Fund Society FSB, 0.30%, 4/4/2012 (4)	5,528		5,528
Wilmington Trust National Association, 0.30%, 4/4/2012 (4)	1,873		1,873
Wolverine Bank Federal Savings Bank, 0.30%, 4/4/2012 (4)	4		4
Xenith Bank, 0.30%, 4/4/2012 (4)	6,124		6,124

Total Bank Obligations	(Cost $5,000,744)		5,000,744

Floating Rate Demand Notes - 1.8%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2012 (5)	1,809,324		1,809,324

Total Floating Rate Demand Notes	(Cost $1,809,324)		1,809,324

U.S. Government Obligations - 3.0%

U.S. Treasury Bill, 0.12%, due 9/6/2012 (6)	3,000,000		2,998,365

Total U.S. Government Obligations	(Cost $2,998,430)		2,998,365

Total Investments - 100.0%	(Cost $95,545,378)	(2)	100,614,278

Other Assets less Liabilities - 0.0%			32,250

Total Net Assets - 100.0%			100,646,528

Trustee Deferred Compensation (7)

The Flex-funds Aggressive Growth Fund	1,837		15,321
The Flex-funds Defensive Balanced Fund	940		9,372
The Flex-funds Dynamic Growth Fund	592		5,121
The Flex-funds Muirfield Fund	2,183		12,596
The Flex-funds Quantex Fund	1,193		29,252
The Flex-funds Utilities & Infrastructure Fund	210		5,168

Total Trustee Deferred Compensation	(Cost $60,602)		76,830

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2012, notional value $33,326,000	95	579,763
Standard & Poors Mid Cap 400 E-Mini expiring June 2012, notional value $6,152,260	62	81,045

Total Futures Contracts	157	660,808

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$92,615,169	$660,808
Level 2 - Other Significant Observable Inputs	7,999,109	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$100,614,278	$660,808

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $418,568.  Cost for federal income tax purposes of $95,963,946 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,814,270
Unrealized depreciation	(163,938)
Net unrealized appreciation (depreciation)	$4,650,332

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2012.

(4)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of March 31, 2012, illiquid securities represented 5.0% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2012.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2012 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 58.8%

Energy Select Sector SPDR Fund	23,425	1,680,744
Health Care Select Sector SPDR Fund	42,700	1,605,947
iShares Russell 1000 Growth Index Fund	39,725	2,625,028
iShares Russell 2000 Index Fund	19,025	1,575,460
iShares Russell 2000 Value Index Fund	10,425	760,712
Ivy Mid Cap Growth Fund	65,560	1,256,793
RS Technology Fund	91,651	1,869,685
SPDR S&P 500 ETF Trust	9,700	1,365,857
T. Rowe Price Value Fund	142,083	3,597,549
Wells Fargo Advantage Growth Fund	128,788	5,657,651

Total Registered Investment Companies	(Cost $20,206,402)	21,995,426

Money Market Registered Investment Companies - 23.3%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	8,714,285	8,714,285

Total Money Market Registered Investment Companies	(Cost $8,714,285)	8,714,285

Bank Obligations - 13.4%

1st Bank, 0.30%, 4/4/2012 (4)	205	205
Abacus Federal Savings Bank, 0.30%, 4/4/2012 (4)	93	93
Access National Bank, 0.30%, 4/4/2012 (4)	4,892	4,892
Allied Bank, 0.30%, 4/4/2012 (4)	844	844
Alma Bank, 0.30%, 4/4/2012 (4)	6,192	6,192
AloStar Bank of Commerce, 0.30%, 4/4/2012 (4)	5,665	5,665
Alpine Bank, 0.30%, 4/4/2012 (4)	4,659	4,659
Ameriana Bank, 0.30%, 4/4/2012 (4)	30	30
American Momentum Bank, 0.30%, 4/4/2012 (4)	10,375	10,375
American National Bank, 0.30%, 4/4/2012 (4)	4,418	4,418
American National Bank-Fox Cities, 0.30%, 4/4/2012 (4)	1	1
American Savings Bank F.S.B., 0.30%, 4/4/2012 (4)	1,703	1,703
Americas United Bank, 0.30%, 4/4/2012 (4)	2,287	2,287
AmFirst Bank N.A., 0.30%, 4/4/2012 (4)	70	70
Anthem Bank & Trust, 0.30%, 4/4/2012 (4)	1,693	1,693
Arvest Bank, 0.30%, 4/4/2012 (4)	3,954	3,954
Austin Bank of Chicago, 0.30%, 4/4/2012 (4)	1,708	1,708
Avidia Bank, 0.30%, 4/4/2012 (4)	6,867	6,867
Bancorp Bank, 0.30%, 4/4/2012 (4)	21,596	21,596
Bank Hapoalim B.M., 0.30%, 4/4/2012 (4)	2,863	2,863
Bank Leumi USA, 0.30%, 4/4/2012 (4)	240,000	240,000
Bank of America National Association, 0.30%, 4/4/2012 (4)	575	575
Bank of Augusta, 0.30%, 4/4/2012 (4)	1,796	1,796
Bank of Cadiz and Trust Company, 0.30%, 4/4/2012 (4)	1,800	1,800

Bank of Cave City, 0.30%, 4/4/2012 (4)	844	844
Bank of England, 0.30%, 4/4/2012 (4)	3,617	3,617
Bank of Fayetteville, 0.30%, 4/4/2012 (4)	4,922	4,922
Bank of Hawaii, 0.30%, 4/4/2012 (4)	10,376	10,376
Bank of Houston, 0.30%, 4/4/2012 (4)	3,468	3,468
Bank of Jackson Hole, 0.30%, 4/4/2012 (4)	845	845
Bank of Manhattan N.A., 0.30%, 4/4/2012 (4)	2,636	2,636
Bank of Marin, 0.30%, 4/4/2012 (4)	1,761	1,761
Bank of Missouri, 0.30%, 4/4/2012 (4)	10,427	10,427
Bank of Princeton, 0.30%, 4/4/2012 (4)	1,258	1,258
Bank of the Ozarks, 0.30%, 4/4/2012 (4)	2,815	2,815
Bank of the Panhandle, 0.30%, 4/4/2012 (4)	2,081	2,081
Bank of the West, 0.30%, 4/4/2012 (4)	8,922	8,922
Bar Harbor Bank & Trust, 0.30%, 4/4/2012 (4)	1,708	1,708
Belmont Savings Bank, 0.30%, 4/4/2012 (4)	10,013	10,013
Benefit Bank, 0.30%, 4/4/2012 (4)	2,614	2,614
Berkshire Bank, 0.30%, 4/4/2012 (4)	8,518	8,518
Biltmore Bank of Arizona, 0.30%, 4/4/2012 (4)	4,713	4,713
BMO Harris Bank National Association, 0.30%, 4/4/2012 (4)	10,745	10,745
BOKF National Association, 0.30%, 4/4/2012 (4)	4,858	4,858
Boone Bank & Trust Co., 0.30%, 4/4/2012 (4)	2,069	2,069
Boston Private Bank & Trust Company, 0.30%, 4/4/2012 (4)	4,694	4,694
Branch Banking and Trust Company, 0.30%, 4/4/2012 (4)	9,677	9,677
Business Bank, 0.30%, 4/4/2012 (4)	2,790	2,790
Business Bank, 0.30%, 4/4/2012 (4)	1,840	1,840
Business Bank of Saint Louis, 0.30%, 4/4/2012 (4)	4,067	4,067
Business First Bank, 0.30%, 4/4/2012 (4)	2,275	2,275
Cache Valley Bank, 0.30%, 4/4/2012 (4)	4,382	4,382
California Bank & Trust, 0.30%, 4/4/2012 (4)	5,355	5,355
Capital Bank, 0.30%, 4/4/2012 (4)	2,271	2,271
Capital One National Association, 0.30%, 4/4/2012 (4)	169,255	169,255
CapitalMark Bank & Trust, 0.30%, 4/4/2012 (4)	1,725	1,725
CapStar Bank, 0.30%, 4/4/2012 (4)	36,262	36,262
CapStone Bank, 0.30%, 4/4/2012 (4)	3,457	3,457
Cardinal Bank, 0.30%, 4/4/2012 (4)	3,063	3,063
Carver Federal Savings Bank, 0.30%, 4/4/2012 (4)	160,564	160,564
Cathay Bank, 0.30%, 4/4/2012 (4)	240,142	240,142
Celtic Bank, 0.30%, 4/4/2012 (4)	4,017	4,017
Centennial Bank, 0.30%, 4/4/2012 (4)	3,668	3,668
Centra Bank Inc., 0.30%, 4/4/2012 (4)	4,508	4,508
Central Bank, 0.30%, 4/4/2012 (4)	1,347	1,347
Central Bank Illinois, 0.30%, 4/4/2012 (4)	5	5
Citizens Bank & Trust Company, 0.30%, 4/4/2012 (4)	7,403	7,403
Citizens Bank of Pennsylvania, 0.30%, 4/4/2012 (4)	387	387
Citizens Community Bank, 0.30%, 4/4/2012 (4)	205	205
Citizens National Bank, 0.30%, 4/4/2012 (4)	203	203
City First Bank of D.C. National Association, 0.30%, 4/4/2012 (4)	2,664	2,664
City National Bank, 0.30%, 4/4/2012 (4)	1,368	1,368
City National Bank of Sulphur Springs, 0.30%, 4/4/2012 (4)	1,158	1,158
City National Bank of Taylor, 0.30%, 4/4/2012 (4)	2,149	2,149
Cole Taylor Bank, 0.30%, 4/4/2012 (4)	226,846	226,846
Collin Bank, 0.30%, 4/4/2012 (4)	2,553	2,553
Columbia State Bank, 0.30%, 4/4/2012 (4)	8,761	8,761
Comerica Bank, 0.30%, 4/4/2012 (4)	7,370	7,370
Commerce Bank & Trust Company, 0.30%, 4/4/2012 (4)	14,565	14,565

Community Bank & Trust, 0.30%, 4/4/2012 (4)	5,954	5,954
Community Bank of Oelwein, 0.30%, 4/4/2012 (4)	1,780	1,780
Community Bank of Santa Maria, 0.30%, 4/4/2012 (4)	1	1
Community Bank of the Bay, 0.30%, 4/4/2012 (4)	500	500
Community Mutual Savings Bank, 0.30%, 4/4/2012 (4)	178	178
Compass Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Congaree State Bank, 0.30%, 4/4/2012 (4)	2,203	2,203
Crescent State Bank, 0.30%, 4/4/2012 (4)	1,707	1,707
Delta Trust & Bank, 0.30%, 4/4/2012 (4)	9,340	9,340
DeWitt Bank & Trust Company, 0.30%, 4/4/2012 (4)	717	717
Diamond Bank, 0.30%, 4/4/2012 (4)	6,257	6,257
DMB Community Bank, 0.30%, 4/4/2012 (4)	5,018	5,018
Dollar Bank Federal Savings Bank, 0.30%, 4/4/2012 (4)	3,497	3,497
Eagle Bank and Trust Company, 0.30%, 4/4/2012 (4)	2,197	2,197
EagleBank, 0.30%, 4/4/2012 (4)	240,000	240,000
East West Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Empire National Bank, 0.30%, 4/4/2012 (4)	836	836
Encore Bank National Association, 0.30%, 4/4/2012 (4)	2,056	2,056
Encore National Bank, 0.30%, 4/4/2012 (4)	226	226
Enterprise Bank & Trust, 0.30%, 4/4/2012 (4)	12,981	12,981
Exchange Bank & Trust Company, 0.30%, 4/4/2012 (4)	3,844	3,844
Exchange State Bank, 0.30%, 4/4/2012 (4)	386	386
Fannin Bank, 0.30%, 4/4/2012 (4)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 4/4/2012 (4)	826	826
Farmers & Merchants State Bank, 0.30%, 4/4/2012 (4)	427	427
Farmers and Merchants State Bank of Blooming , 0.30%, 4/4/2012 (4)	1,406	1,406
Farmers Bank, 0.30%, 4/4/2012 (4)	123	123
Farmers Exchange Bank, 0.30%, 4/4/2012 (4)	2,575	2,575
Farmers State Bank, 0.30%, 4/4/2012 (4)	1	1
Fidelity Bank, 0.30%, 4/4/2012 (4)	4,417	4,417
Fifth Third Bank, 0.30%, 4/4/2012 (4)	146,835	146,835
First Bank Financial Centre, 0.30%, 4/4/2012 (4)	186	186
First Bank of Wyoming, 0.30%, 4/4/2012 (4)	200	200
First Choice Bank, 0.30%, 4/4/2012 (4)	1,854	1,854
First Commercial Bank, 0.30%, 4/4/2012 (4)	1,293	1,293
First Community Bank, 0.30%, 4/4/2012 (4)	2,867	2,867
First County Bank, 0.30%, 4/4/2012 (4)	10,011	10,011
First Federal Savings and Loan Association of, 0.30%, 4/4/2012 (4)	1,047	1,047
First Foundation Bank FSB, 0.30%, 4/4/2012 (4)	39,715	39,715
First International Bank & Trust, 0.30%, 4/4/2012 (4)	206	206
First Internet Bank of Indiana, 0.30%, 4/4/2012 (4)	7,731	7,731
First Interstate Bank, 0.30%, 4/4/2012 (4)	1,914	1,914
First N.A., 0.30%, 4/4/2012 (4)	3,605	3,605
First National Bank, 0.30%, 4/4/2012 (4)	7,446	7,446
First National Bank, 0.30%, 4/4/2012 (4)	5,008	5,008
First National Bank - Fox Valley, 0.30%, 4/4/2012 (4)	642	642
First National Bank in Green Forest, 0.30%, 4/4/2012 (4)	831	831
First National Bank in Sioux Falls, 0.30%, 4/4/2012 (4)	2	2
First National Bank of America, 0.30%, 4/4/2012 (4)	203	203
First National Bank of Fort Smith, 0.30%, 4/4/2012 (4)	4,542	4,542
First National Bank of Jacksboro, 0.30%, 4/4/2012 (4)	10,013	10,013
First National Bank of Long Island, 0.30%, 4/4/2012 (4)	33,644	33,644
First National Bank of Omaha, 0.30%, 4/4/2012 (4)	1,531	1,531
First National Bank of Santa Fe, 0.30%, 4/4/2012 (4)	3,632	3,632
First Premier Bank, 0.30%, 4/4/2012 (4)	6,254	6,254

First Security Bank, 0.30%, 4/4/2012 (4)	14,263	14,263
First Security Bank of Missoula, 0.30%, 4/4/2012 (4)	1,859	1,859
First State Bank, 0.30%, 4/4/2012 (4)	1,693	1,693
First State Bank, 0.30%, 4/4/2012 (4)	71	71
First State Bank of DeQueen, 0.30%, 4/4/2012 (4)	1,603	1,603
First State Bank of Northwest Arkansas, 0.30%, 4/4/2012 (4)	1,210	1,210
First Trade Union Bank, 0.30%, 4/4/2012 (4)	305	305
First Utah Bank, 0.30%, 4/4/2012 (4)	195	195
First Western Bank, 0.30%, 4/4/2012 (4)	1	1
First-Citizens Bank & Trust Company, 0.30%, 4/4/2012 (4)	13,507	13,507
FirstAtlantic Bank, 0.30%, 4/4/2012 (4)	189	189
FirstBank, 0.30%, 4/4/2012 (4)	2,587	2,587
FirstBank Puerto Rico, 0.30%, 4/4/2012 (4)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 4/4/2012 (4)	5,106	5,106
Flatirons Bank, 0.30%, 4/4/2012 (4)	2,584	2,584
Florida Business Bank, 0.30%, 4/4/2012 (4)	836	836
Florida Parishes Bank, 0.30%, 4/4/2012 (4)	184	184
Forrest City Bank NA, 0.30%, 4/4/2012 (4)	386	386
Fortune Bank, 0.30%, 4/4/2012 (4)	2,752	2,752
Fox Chase Bank, 0.30%, 4/4/2012 (4)	194	194
Franklin Synergy Bank, 0.30%, 4/4/2012 (4)	6,364	6,364
Franklin Templeton Bank and Trust F.S.B., 0.30%, 4/4/2012 (4)	295	295
Frost National Bank, 0.30%, 4/4/2012 (4)	34	34
Genesee Regional Bank, 0.30%, 4/4/2012 (4)	5,251	5,251
Georgia Bank & Trust Company of Augusta, 0.30%, 4/4/2012 (4)	4,300	4,300
Georgia Banking Company, 0.30%, 4/4/2012 (4)	2,829	2,829
German American Bancorp, 0.30%, 4/4/2012 (4)	1,884	1,884
Glacier Bank, 0.30%, 4/4/2012 (4)	4,445	4,445
Glens Falls National Bank and Trust Company, 0.30%, 4/4/2012 (4)	184	184
Golden Pacific Bank National Association, 0.30%, 4/4/2012 (4)	188	188
Gotham Bank of New York, 0.30%, 4/4/2012 (4)	3,690	3,690
Grand Savings Bank, 0.30%, 4/4/2012 (4)	1,882	1,882
Grand Valley Bank, 0.30%, 4/4/2012 (4)	846	846
Guaranty Bank, 0.30%, 4/4/2012 (4)	60	60
Guaranty Bond Bank, 0.30%, 4/4/2012 (4)	41,586	41,586
GulfShore Bank, 0.30%, 4/4/2012 (4)	2,593	2,593
Happy State Bank, 0.30%, 4/4/2012 (4)	79	79
Heartland Bank, 0.30%, 4/4/2012 (4)	2,847	2,847
Helena National Bank, 0.30%, 4/4/2012 (4)	1,361	1,361
Heritage Oaks Bank, 0.30%, 4/4/2012 (4)	6,881	6,881
Hingham Institution for Savings, 0.30%, 4/4/2012 (4)	7,872	7,872
Home Federal Bank, 0.30%, 4/4/2012 (4)	2,762	2,762
Horizon Bank National Association, 0.30%, 4/4/2012 (4)	1,258	1,258
IBERIABANK, 0.30%, 4/4/2012 (4)	144,262	144,262
Independence Bank, 0.30%, 4/4/2012 (4)	124	124
Independent Bank of Texas, 0.30%, 4/4/2012 (4)	189	189
Inland Bank and Trust, 0.30%, 4/4/2012 (4)	33	33
Integrity Bank, 0.30%, 4/4/2012 (4)	133	133
Investors Community Bank, 0.30%, 4/4/2012 (4)	838	838
Isabella Bank, 0.30%, 4/4/2012 (4)	211	211
Israel Discount Bank of New York, 0.30%, 4/4/2012 (4)	240,000	240,000
JPMorgan Chase Bank National Association, 0.30%, 4/4/2012 (4)	13	13
Kaiser Federal Bank, 0.30%, 4/4/2012 (4)	1	1
Katahdin Trust Company, 0.30%, 4/4/2012 (4)	4,541	4,541
KeySource Commercial Bank, 0.30%, 4/4/2012 (4)	281	281

Landmark Community Bank, 0.30%, 4/4/2012 (4)	1,698	1,698
Leader Bank National Association, 0.30%, 4/4/2012 (4)	2,020	2,020
Legacy National Bank, 0.30%, 4/4/2012 (4)	845	845
LegacyTexas Bank, 0.30%, 4/4/2012 (4)	1	1
Level One Bank, 0.30%, 4/4/2012 (4)	5,130	5,130
Lewis & Clark Bank, 0.30%, 4/4/2012 (4)	3	3
Libertad Bank SSB, 0.30%, 4/4/2012 (4)	660	660
Liberty Bank, 0.30%, 4/4/2012 (4)	3,520	3,520
Liberty Bank, 0.30%, 4/4/2012 (4)	3,930	3,930
Liberty Bank of Arkansas, 0.30%, 4/4/2012 (4)	7,288	7,288
Lifestore Bank, 0.30%, 4/4/2012 (4)	189	189
Lone Star National Bank, 0.30%, 4/4/2012 (4)	10,085	10,085
MainStreet Bank, 0.30%, 4/4/2012 (4)	4,567	4,567
Manufacturers Bank, 0.30%, 4/4/2012 (4)	4,513	4,513
MB Financial Bank N.A., 0.30%, 4/4/2012 (4)	866	866
mBank, 0.30%, 4/4/2012 (4)	4,342	4,342
Mercantile Bank & Trust Company, 0.30%, 4/4/2012 (4)	3,494	3,494
Mercantile Bank of Michigan, 0.30%, 4/4/2012 (4)	10,767	10,767
Merchants & Farmers Bank, 0.30%, 4/4/2012 (4)	386	386
Merchants Bank, 0.30%, 4/4/2012 (4)	196	196
Metropolitan Capital Bank, 0.30%, 4/4/2012 (4)	3,364	3,364
Metropolitan National Bank, 0.30%, 4/4/2012 (4)	46,453	46,453
Mifflin County Savings Bank, 0.30%, 4/4/2012 (4)	386	386
MileStone Bank, 0.30%, 4/4/2012 (4)	1,258	1,258
Miners Bank, 0.30%, 4/4/2012 (4)	1,258	1,258
Morris Bank, 0.30%, 4/4/2012 (4)	43	43
Mountain West Bank, 0.30%, 4/4/2012 (4)	4,063	4,063
National Bank & Trust Company, 0.30%, 4/4/2012 (4)	4,439	4,439
National Bank of California, 0.30%, 4/4/2012 (4)	73	73
Needham Bank, 0.30%, 4/4/2012 (4)	2,147	2,147
Newburyport Five Cents Savings Bank, 0.30%, 4/4/2012 (4)	7,979	7,979
Noah Bank, 0.30%, 4/4/2012 (4)	1,708	1,708
North Jersey Community Bank, 0.30%, 4/4/2012 (4)	2,593	2,593
Northern Bank & Trust Company, 0.30%, 4/4/2012 (4)	9,607	9,607
OceanFirst Bank, 0.30%, 4/4/2012 (4)	186	186
One Bank & Trust National Association, 0.30%, 4/4/2012 (4)	1,140	1,140
Ossian State Bank, 0.30%, 4/4/2012 (4)	142	142
Ozark Heritage Bank National Association, 0.30%, 4/4/2012 (4)	0	0
Pacific Enterprise Bank, 0.30%, 4/4/2012 (4)	4,918	4,918
Paragon Commercial Bank, 0.30%, 4/4/2012 (4)	31,200	31,200
Parkside Financial Bank & Trust, 0.30%, 4/4/2012 (4)	2,602	2,602
Pegasus Bank, 0.30%, 4/4/2012 (4)	1,128	1,128
Peoples Bank National Association, 0.30%, 4/4/2012 (4)	1,307	1,307
Peoples Bank of Commerce, 0.30%, 4/4/2012 (4)	1,728	1,728
Peoples Community Bank, 0.30%, 4/4/2012 (4)	2,116	2,116
Peoples United Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Petit Jean State Bank, 0.30%, 4/4/2012 (4)	1,350	1,350
Pine Bluff National Bank, 0.30%, 4/4/2012 (4)	5,437	5,437
Plaza Bank, 0.30%, 4/4/2012 (4)	189	189
PNC Bank National Association, 0.30%, 4/4/2012 (4)	5,879	5,879
Post Oak Bank N.A., 0.30%, 4/4/2012 (4)	836	836
Premier Bank, 0.30%, 4/4/2012 (4)	3,802	3,802
Premier Bank, 0.30%, 4/4/2012 (4)	1,476	1,476
PrinsBank, 0.30%, 4/4/2012 (4)	1,734	1,734
Private Bank Minnesota, 0.30%, 4/4/2012 (4)	2,322	2,322

ProAmérica Bank, 0.30%, 4/4/2012 (4)	4,538	4,538
Professional Business Bank, 0.30%, 4/4/2012 (4)	835	835
Quontic Bank, 0.30%, 4/4/2012 (4)	1	1
RBS Citizens National Association, 0.30%, 4/4/2012 (4)	341	341
Regions Bank, 0.30%, 4/4/2012 (4)	4,599	4,599
Renasant Bank, 0.30%, 4/4/2012 (4)	4,815	4,815
Republic Bank, 0.30%, 4/4/2012 (4)	836	836
Republic Bank & Trust Company, 0.30%, 4/4/2012 (4)	1,626	1,626
River Community Bank N.A., 0.30%, 4/4/2012 (4)	1,709	1,709
Riverside Bank, 0.30%, 4/4/2012 (4)	17	17
Rock Springs National Bank, 0.30%, 4/4/2012 (4)	2,520	2,520
Rockland Trust Company, 0.30%, 4/4/2012 (4)	9,674	9,674
Saratoga National Bank & Trust Company, 0.30%, 4/4/2012 (4)	184	184
Sauk Valley Bank & Trust Company, 0.30%, 4/4/2012 (4)	6	6
Savings Institute Bank and Trust Company, 0.30%, 4/4/2012 (4)	6,755	6,755
Seaside National Bank & Trust, 0.30%, 4/4/2012 (4)	11,553	11,553
Seaway Bank and Trust Company, 0.30%, 4/4/2012 (4)	4,538	4,538
Security First Bank, 0.30%, 4/4/2012 (4)	1,698	1,698
Signature Bank, 0.30%, 4/4/2012 (4)	1,987	1,987
Signature Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Signature Bank National Association, 0.30%, 4/4/2012 (4)	198	198
Solera National Bank, 0.30%, 4/4/2012 (4)	437	437
Southern Bancorp Bank, 0.30%, 4/4/2012 (4)	8,696	8,696
Southern Bank, 0.30%, 4/4/2012 (4)	1	1
Southwest Bank, 0.30%, 4/4/2012 (4)	2,324	2,324
Sovereign Bank National Association, 0.30%, 4/4/2012 (4)	140,357	140,357
Sterling National Bank, 0.30%, 4/4/2012 (4)	169,258	169,258
Sturdy Savings Bank, 0.30%, 4/4/2012 (4)	180	180
Summit Bank, 0.30%, 4/4/2012 (4)	899	899
Summit Community Bank Inc., 0.30%, 4/4/2012 (4)	6,464	6,464
TD Bank N.A., 0.30%, 4/4/2012 (4)	167,450	167,450
Team Capital Bank, 0.30%, 4/4/2012 (4)	36,262	36,262
Touchmark National Bank, 0.30%, 4/4/2012 (4)	2,376	2,376
Transportation Alliance Bank Inc., 0.30%, 4/4/2012 (4)	1	1
Treynor State Bank, 0.30%, 4/4/2012 (4)	4,611	4,611
TriSummit Bank, 0.30%, 4/4/2012 (4)	4,417	4,417
U.S. Bank National Association, 0.30%, 4/4/2012 (4)	10,070	10,070
Uinta Bank, 0.30%, 4/4/2012 (4)	2,806	2,806
UMB Bank Arizona National Association, 0.30%, 4/4/2012 (4)	365	365
UMB Bank Colorado National Association, 0.30%, 4/4/2012 (4)	1,258	1,258
UMB Bank National Association, 0.30%, 4/4/2012 (4)	841	841
Umpqua Bank, 0.30%, 4/4/2012 (4)	1,641	1,641
Union Bank National Association, 0.30%, 4/4/2012 (4)	79	79
Union Bank of Mena, 0.30%, 4/4/2012 (4)	2	2
Union Center National Bank, 0.30%, 4/4/2012 (4)	160,627	160,627
United Bank, 0.30%, 4/4/2012 (4)	4,147	4,147
United Bank, 0.30%, 4/4/2012 (4)	191	191
United Bank Inc., 0.30%, 4/4/2012 (4)	3,788	3,788
USNY Bank, 0.30%, 4/4/2012 (4)	1,300	1,300
Valley Bank, 0.30%, 4/4/2012 (4)	1,700	1,700
Valley Bank of Helena, 0.30%, 4/4/2012 (4)	857	857
Valley National Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Verus Bank of Commerce, 0.30%, 4/4/2012 (4)	6,349	6,349
Victory Bank, 0.30%, 4/4/2012 (4)	392	392
Virginia Heritage Bank, 0.30%, 4/4/2012 (4)	10,768	10,768

Warren Bank & Trust Company, 0.30%, 4/4/2012 (4)	2,136		2,136
Washington Trust Bank, 0.30%, 4/4/2012 (4)	2,769		2,769
Washington Trust Company of Westerly, 0.30%, 4/4/2012 (4)	1,126		1,126
Webster Bank National Association, 0.30%, 4/4/2012 (4)	1,848		1,848
Wells Fargo Bank National Association, 0.30%, 4/4/2012 (4)	1,029		1,029
West Town Savings Bank, 0.30%, 4/4/2012 (4)	142		142
Western Alliance Bank, 0.30%, 4/4/2012 (4)	194		194
Western National Bank, 0.30%, 4/4/2012 (4)	2,790		2,790
Western Security Bank, 0.30%, 4/4/2012 (4)	839		839
Whidbey Island Bank, 0.30%, 4/4/2012 (4)	835		835
Wilmington Savings Fund Society FSB, 0.30%, 4/4/2012 (4)	5,528		5,528
Wilmington Trust National Association, 0.30%, 4/4/2012 (4)	1,873		1,873
Wolverine Bank Federal Savings Bank, 0.30%, 4/4/2012 (4)	4		4
Xenith Bank, 0.30%, 4/4/2012 (4)	6,124		6,124

Total Bank Obligations	(Cost $5,000,744)		5,000,744

Floating Rate Demand Notes - 0.5%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2012 (5)	200,366		200,366

Total Floating Rate Demand Notes	(Cost $200,366)		200,366

U.S. Government Obligations - 4.0%

U.S. Treasury Bill, 0.12%, due 9/6/2012 (6)	1,500,000		1,499,183

Total U.S. Government Obligations	(Cost $1,499,215)		1,499,183

Total Investments - 100.0%	(Cost $35,621,012)	(2)	37,410,004

Other Assets less Liabilities - 0.0%			14,782

Total Net Assets - 100.0%			37,424,786

Trustee Deferred Compensation (7)

The Flex-funds Aggressive Growth Fund	991		8,265
The Flex-funds Defensive Balanced Fund	519		5,174
The Flex-funds Dynamic Growth Fund	316		2,733
The Flex-funds Muirfield Fund	1,306		7,536
The Flex-funds Quantex Fund	753		18,464
The Flex-funds Utilities & Infrastructure Fund	113		2,781

Total Trustee Deferred Compensation	(Cost $35,988)		44,953

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2012, notional value $12,979,600	37	232,048
Standard & Poors Mid Cap 400 E-Mini expiring June 2012, notional value $2,183,060	22	26,515

Total Futures Contracts	59	258,563

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$30,910,077	$258,563
Level 2 - Other Significant Observable Inputs	6,499,927	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$37,410,004	$258,563

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $368,788.  Cost for federal income tax purposes of $35,989,800 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,487,884
Unrealized depreciation	(67,680)
Net unrealized appreciation (depreciation)	$1,420,204

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2012.

(4)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of March 31, 2012, illiquid securities represented 13.4% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2012.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2012 (unaudited)

The Defensive Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 63.8%

Alger Capital Appreciation Institutional Fund	101,024	2,325,568
Energy Select Sector SPDR Fund	26,925	1,931,869
Federated Bond Fund	747,902	7,000,362
Health Care Select Sector SPDR Fund	81,575	3,068,036
iShares iBoxx $Investment Grade Corporate Bond Fund	51,975	6,009,869
iShares Russell 1000 Growth Index Fund	46,300	3,059,504
iShares Russell 1000 Value Index Fund	36,000	2,522,520
Ivy Mid Cap Growth Fund	120,268	2,305,529
PowerShares QQQ Trust	59,425	4,014,159
SPDR Dow Jones Industrial Average ETF Trust	20,500	2,701,900
SPDR S&P 500 ETF Trust	8,975	1,263,770
T. Rowe Price Value Fund	172,458	4,366,634
Vanguard Intermediate-Term Corporate Bond ETF	71,400	5,979,750
Wells Fargo Advantage Growth Fund	184,576	8,108,402

Total Registered Investment Companies	(Cost $51,556,625)	54,657,872

Money Market Registered Investment Companies - 15.0%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	12,810,073	12,810,073

Total Money Market Registered Investment Companies	(Cost $12,810,073)	12,810,073

Bank Obligations - 5.8%

1st Bank, 0.30%, 4/4/2012 (4)	205	205
Abacus Federal Savings Bank, 0.30%, 4/4/2012 (4)	93	93
Access National Bank, 0.30%, 4/4/2012 (4)	4,892	4,892
Allied Bank, 0.30%, 4/4/2012 (4)	844	844
Alma Bank, 0.30%, 4/4/2012 (4)	6,192	6,192
AloStar Bank of Commerce, 0.30%, 4/4/2012 (4)	5,665	5,665
Alpine Bank, 0.30%, 4/4/2012 (4)	4,659	4,659
Ameriana Bank, 0.30%, 4/4/2012 (4)	30	30
American Momentum Bank, 0.30%, 4/4/2012 (4)	10,375	10,375
American National Bank, 0.30%, 4/4/2012 (4)	4,418	4,418
American National Bank-Fox Cities, 0.30%, 4/4/2012 (4)	1	1
American Savings Bank F.S.B., 0.30%, 4/4/2012 (4)	1,703	1,703
Americas United Bank, 0.30%, 4/4/2012 (4)	2,287	2,287
AmFirst Bank N.A., 0.30%, 4/4/2012 (4)	70	70
Anthem Bank & Trust, 0.30%, 4/4/2012 (4)	1,693	1,693
Arvest Bank, 0.30%, 4/4/2012 (4)	3,954	3,954
Austin Bank of Chicago, 0.30%, 4/4/2012 (4)	1,708	1,708
Avidia Bank, 0.30%, 4/4/2012 (4)	6,867	6,867
Bancorp Bank, 0.30%, 4/4/2012 (4)	21,596	21,596
Bank Hapoalim B.M., 0.30%, 4/4/2012 (4)	2,863	2,863

Bank Leumi USA, 0.30%, 4/4/2012 (4)	240,000	240,000
Bank of America National Association, 0.30%, 4/4/2012 (4)	575	575
Bank of Augusta, 0.30%, 4/4/2012 (4)	1,796	1,796
Bank of Cadiz and Trust Company, 0.30%, 4/4/2012 (4)	1,800	1,800
Bank of Cave City, 0.30%, 4/4/2012 (4)	844	844
Bank of England, 0.30%, 4/4/2012 (4)	3,617	3,617
Bank of Fayetteville, 0.30%, 4/4/2012 (4)	4,922	4,922
Bank of Hawaii, 0.30%, 4/4/2012 (4)	10,376	10,376
Bank of Houston, 0.30%, 4/4/2012 (4)	3,468	3,468
Bank of Jackson Hole, 0.30%, 4/4/2012 (4)	845	845
Bank of Manhattan N.A., 0.30%, 4/4/2012 (4)	2,636	2,636
Bank of Marin, 0.30%, 4/4/2012 (4)	1,761	1,761
Bank of Missouri, 0.30%, 4/4/2012 (4)	10,427	10,427
Bank of Princeton, 0.30%, 4/4/2012 (4)	1,258	1,258
Bank of the Ozarks, 0.30%, 4/4/2012 (4)	2,815	2,815
Bank of the Panhandle, 0.30%, 4/4/2012 (4)	2,081	2,081
Bank of the West, 0.30%, 4/4/2012 (4)	8,922	8,922
Bar Harbor Bank & Trust, 0.30%, 4/4/2012 (4)	1,708	1,708
Belmont Savings Bank, 0.30%, 4/4/2012 (4)	10,013	10,013
Benefit Bank, 0.30%, 4/4/2012 (4)	2,614	2,614
Berkshire Bank, 0.30%, 4/4/2012 (4)	8,518	8,518
Biltmore Bank of Arizona, 0.30%, 4/4/2012 (4)	4,713	4,713
BMO Harris Bank National Association, 0.30%, 4/4/2012 (4)	10,745	10,745
BOKF National Association, 0.30%, 4/4/2012 (4)	4,858	4,858
Boone Bank & Trust Co., 0.30%, 4/4/2012 (4)	2,069	2,069
Boston Private Bank & Trust Company, 0.30%, 4/4/2012 (4)	4,694	4,694
Branch Banking and Trust Company, 0.30%, 4/4/2012 (4)	9,677	9,677
Business Bank, 0.30%, 4/4/2012 (4)	2,790	2,790
Business Bank, 0.30%, 4/4/2012 (4)	1,840	1,840
Business Bank of Saint Louis, 0.30%, 4/4/2012 (4)	4,067	4,067
Business First Bank, 0.30%, 4/4/2012 (4)	2,275	2,275
Cache Valley Bank, 0.30%, 4/4/2012 (4)	4,382	4,382
California Bank & Trust, 0.30%, 4/4/2012 (4)	5,355	5,355
Capital Bank, 0.30%, 4/4/2012 (4)	2,271	2,271
Capital One National Association, 0.30%, 4/4/2012 (4)	169,255	169,255
CapitalMark Bank & Trust, 0.30%, 4/4/2012 (4)	1,725	1,725
CapStar Bank, 0.30%, 4/4/2012 (4)	36,262	36,262
CapStone Bank, 0.30%, 4/4/2012 (4)	3,457	3,457
Cardinal Bank, 0.30%, 4/4/2012 (4)	3,063	3,063
Carver Federal Savings Bank, 0.30%, 4/4/2012 (4)	160,564	160,564
Cathay Bank, 0.30%, 4/4/2012 (4)	240,142	240,142
Celtic Bank, 0.30%, 4/4/2012 (4)	4,017	4,017
Centennial Bank, 0.30%, 4/4/2012 (4)	3,668	3,668
Centra Bank Inc., 0.30%, 4/4/2012 (4)	4,508	4,508
Central Bank, 0.30%, 4/4/2012 (4)	1,347	1,347
Central Bank Illinois, 0.30%, 4/4/2012 (4)	5	5
Citizens Bank & Trust Company, 0.30%, 4/4/2012 (4)	7,403	7,403
Citizens Bank of Pennsylvania, 0.30%, 4/4/2012 (4)	387	387
Citizens Community Bank, 0.30%, 4/4/2012 (4)	205	205
Citizens National Bank, 0.30%, 4/4/2012 (4)	203	203
City First Bank of D.C. National Association, 0.30%, 4/4/2012 (4)	2,664	2,664
City National Bank, 0.30%, 4/4/2012 (4)	1,368	1,368
City National Bank of Sulphur Springs, 0.30%, 4/4/2012 (4)	1,158	1,158
City National Bank of Taylor, 0.30%, 4/4/2012 (4)	2,149	2,149
Cole Taylor Bank, 0.30%, 4/4/2012 (4)	226,846	226,846

Collin Bank, 0.30%, 4/4/2012 (4)	2,553	2,553
Columbia State Bank, 0.30%, 4/4/2012 (4)	8,761	8,761
Comerica Bank, 0.30%, 4/4/2012 (4)	7,370	7,370
Commerce Bank & Trust Company, 0.30%, 4/4/2012 (4)	14,565	14,565
Community Bank & Trust, 0.30%, 4/4/2012 (4)	5,954	5,954
Community Bank of Oelwein, 0.30%, 4/4/2012 (4)	1,780	1,780
Community Bank of Santa Maria, 0.30%, 4/4/2012 (4)	1	1
Community Bank of the Bay, 0.30%, 4/4/2012 (4)	500	500
Community Mutual Savings Bank, 0.30%, 4/4/2012 (4)	178	178
Compass Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Congaree State Bank, 0.30%, 4/4/2012 (4)	2,203	2,203
Crescent State Bank, 0.30%, 4/4/2012 (4)	1,707	1,707
Delta Trust & Bank, 0.30%, 4/4/2012 (4)	9,340	9,340
DeWitt Bank & Trust Company, 0.30%, 4/4/2012 (4)	717	717
Diamond Bank, 0.30%, 4/4/2012 (4)	6,257	6,257
DMB Community Bank, 0.30%, 4/4/2012 (4)	5,018	5,018
Dollar Bank Federal Savings Bank, 0.30%, 4/4/2012 (4)	3,497	3,497
Eagle Bank and Trust Company, 0.30%, 4/4/2012 (4)	2,197	2,197
EagleBank, 0.30%, 4/4/2012 (4)	240,000	240,000
East West Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Empire National Bank, 0.30%, 4/4/2012 (4)	836	836
Encore Bank National Association, 0.30%, 4/4/2012 (4)	2,056	2,056
Encore National Bank, 0.30%, 4/4/2012 (4)	226	226
Enterprise Bank & Trust, 0.30%, 4/4/2012 (4)	12,981	12,981
Exchange Bank & Trust Company, 0.30%, 4/4/2012 (4)	3,844	3,844
Exchange State Bank, 0.30%, 4/4/2012 (4)	386	386
Fannin Bank, 0.30%, 4/4/2012 (4)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 4/4/2012 (4)	826	826
Farmers & Merchants State Bank, 0.30%, 4/4/2012 (4)	427	427
Farmers and Merchants State Bank of Blooming , 0.30%, 4/4/2012 (4)	1,406	1,406
Farmers Bank, 0.30%, 4/4/2012 (4)	123	123
Farmers Exchange Bank, 0.30%, 4/4/2012 (4)	2,575	2,575
Farmers State Bank, 0.30%, 4/4/2012 (4)	1	1
Fidelity Bank, 0.30%, 4/4/2012 (4)	4,417	4,417
Fifth Third Bank, 0.30%, 4/4/2012 (4)	146,835	146,835
First Bank Financial Centre, 0.30%, 4/4/2012 (4)	186	186
First Bank of Wyoming, 0.30%, 4/4/2012 (4)	200	200
First Choice Bank, 0.30%, 4/4/2012 (4)	1,854	1,854
First Commercial Bank, 0.30%, 4/4/2012 (4)	1,293	1,293
First Community Bank, 0.30%, 4/4/2012 (4)	2,867	2,867
First County Bank, 0.30%, 4/4/2012 (4)	10,011	10,011
First Federal Savings and Loan Association of, 0.30%, 4/4/2012 (4)	1,047	1,047
First Foundation Bank FSB, 0.30%, 4/4/2012 (4)	39,715	39,715
First International Bank & Trust, 0.30%, 4/4/2012 (4)	206	206
First Internet Bank of Indiana, 0.30%, 4/4/2012 (4)	7,731	7,731
First Interstate Bank, 0.30%, 4/4/2012 (4)	1,914	1,914
First N.A., 0.30%, 4/4/2012 (4)	3,605	3,605
First National Bank, 0.30%, 4/4/2012 (4)	7,446	7,446
First National Bank, 0.30%, 4/4/2012 (4)	5,008	5,008
First National Bank - Fox Valley, 0.30%, 4/4/2012 (4)	642	642
First National Bank in Green Forest, 0.30%, 4/4/2012 (4)	831	831
First National Bank in Sioux Falls, 0.30%, 4/4/2012 (4)	2	2
First National Bank of America, 0.30%, 4/4/2012 (4)	203	203
First National Bank of Fort Smith, 0.30%, 4/4/2012 (4)	4,542	4,542
First National Bank of Jacksboro, 0.30%, 4/4/2012 (4)	10,013	10,013

First National Bank of Long Island, 0.30%, 4/4/2012 (4)	33,644	33,644
First National Bank of Omaha, 0.30%, 4/4/2012 (4)	1,531	1,531
First National Bank of Santa Fe, 0.30%, 4/4/2012 (4)	3,632	3,632
First Premier Bank, 0.30%, 4/4/2012 (4)	6,254	6,254
First Security Bank, 0.30%, 4/4/2012 (4)	14,263	14,263
First Security Bank of Missoula, 0.30%, 4/4/2012 (4)	1,859	1,859
First State Bank, 0.30%, 4/4/2012 (4)	1,693	1,693
First State Bank, 0.30%, 4/4/2012 (4)	71	71
First State Bank of DeQueen, 0.30%, 4/4/2012 (4)	1,603	1,603
First State Bank of Northwest Arkansas, 0.30%, 4/4/2012 (4)	1,210	1,210
First Trade Union Bank, 0.30%, 4/4/2012 (4)	305	305
First Utah Bank, 0.30%, 4/4/2012 (4)	195	195
First Western Bank, 0.30%, 4/4/2012 (4)	1	1
First-Citizens Bank & Trust Company, 0.30%, 4/4/2012 (4)	13,507	13,507
FirstAtlantic Bank, 0.30%, 4/4/2012 (4)	189	189
FirstBank, 0.30%, 4/4/2012 (4)	2,587	2,587
FirstBank Puerto Rico, 0.30%, 4/4/2012 (4)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 4/4/2012 (4)	5,106	5,106
Flatirons Bank, 0.30%, 4/4/2012 (4)	2,584	2,584
Florida Business Bank, 0.30%, 4/4/2012 (4)	836	836
Florida Parishes Bank, 0.30%, 4/4/2012 (4)	184	184
Forrest City Bank NA, 0.30%, 4/4/2012 (4)	386	386
Fortune Bank, 0.30%, 4/4/2012 (4)	2,752	2,752
Fox Chase Bank, 0.30%, 4/4/2012 (4)	194	194
Franklin Synergy Bank, 0.30%, 4/4/2012 (4)	6,364	6,364
Franklin Templeton Bank and Trust F.S.B., 0.30%, 4/4/2012 (4)	295	295
Frost National Bank, 0.30%, 4/4/2012 (4)	34	34
Genesee Regional Bank, 0.30%, 4/4/2012 (4)	5,251	5,251
Georgia Bank & Trust Company of Augusta, 0.30%, 4/4/2012 (4)	4,300	4,300
Georgia Banking Company, 0.30%, 4/4/2012 (4)	2,829	2,829
German American Bancorp, 0.30%, 4/4/2012 (4)	1,884	1,884
Glacier Bank, 0.30%, 4/4/2012 (4)	4,445	4,445
Glens Falls National Bank and Trust Company, 0.30%, 4/4/2012 (4)	184	184
Golden Pacific Bank National Association, 0.30%, 4/4/2012 (4)	188	188
Gotham Bank of New York, 0.30%, 4/4/2012 (4)	3,690	3,690
Grand Savings Bank, 0.30%, 4/4/2012 (4)	1,882	1,882
Grand Valley Bank, 0.30%, 4/4/2012 (4)	846	846
Guaranty Bank, 0.30%, 4/4/2012 (4)	60	60
Guaranty Bond Bank, 0.30%, 4/4/2012 (4)	41,586	41,586
GulfShore Bank, 0.30%, 4/4/2012 (4)	2,593	2,593
Happy State Bank, 0.30%, 4/4/2012 (4)	79	79
Heartland Bank, 0.30%, 4/4/2012 (4)	2,847	2,847
Helena National Bank, 0.30%, 4/4/2012 (4)	1,361	1,361
Heritage Oaks Bank, 0.30%, 4/4/2012 (4)	6,881	6,881
Hingham Institution for Savings, 0.30%, 4/4/2012 (4)	7,872	7,872
Home Federal Bank, 0.30%, 4/4/2012 (4)	2,762	2,762
Horizon Bank National Association, 0.30%, 4/4/2012 (4)	1,258	1,258
IBERIABANK, 0.30%, 4/4/2012 (4)	144,262	144,262
Independence Bank, 0.30%, 4/4/2012 (4)	124	124
Independent Bank of Texas, 0.30%, 4/4/2012 (4)	189	189
Inland Bank and Trust, 0.30%, 4/4/2012 (4)	33	33
Integrity Bank, 0.30%, 4/4/2012 (4)	133	133
Investors Community Bank, 0.30%, 4/4/2012 (4)	838	838
Isabella Bank, 0.30%, 4/4/2012 (4)	211	211
Israel Discount Bank of New York, 0.30%, 4/4/2012 (4)	240,000	240,000

JPMorgan Chase Bank National Association, 0.30%, 4/4/2012 (4)	13	13
Kaiser Federal Bank, 0.30%, 4/4/2012 (4)	1	1
Katahdin Trust Company, 0.30%, 4/4/2012 (4)	4,541	4,541
KeySource Commercial Bank, 0.30%, 4/4/2012 (4)	281	281
Landmark Community Bank, 0.30%, 4/4/2012 (4)	1,698	1,698
Leader Bank National Association, 0.30%, 4/4/2012 (4)	2,020	2,020
Legacy National Bank, 0.30%, 4/4/2012 (4)	845	845
LegacyTexas Bank, 0.30%, 4/4/2012 (4)	1	1
Level One Bank, 0.30%, 4/4/2012 (4)	5,130	5,130
Lewis & Clark Bank, 0.30%, 4/4/2012 (4)	3	3
Libertad Bank SSB, 0.30%, 4/4/2012 (4)	660	660
Liberty Bank, 0.30%, 4/4/2012 (4)	3,520	3,520
Liberty Bank, 0.30%, 4/4/2012 (4)	3,930	3,930
Liberty Bank of Arkansas, 0.30%, 4/4/2012 (4)	7,288	7,288
Lifestore Bank, 0.30%, 4/4/2012 (4)	189	189
Lone Star National Bank, 0.30%, 4/4/2012 (4)	10,085	10,085
MainStreet Bank, 0.30%, 4/4/2012 (4)	4,567	4,567
Manufacturers Bank, 0.30%, 4/4/2012 (4)	4,513	4,513
MB Financial Bank N.A., 0.30%, 4/4/2012 (4)	866	866
mBank, 0.30%, 4/4/2012 (4)	4,342	4,342
Mercantile Bank & Trust Company, 0.30%, 4/4/2012 (4)	3,494	3,494
Mercantile Bank of Michigan, 0.30%, 4/4/2012 (4)	10,767	10,767
Merchants & Farmers Bank, 0.30%, 4/4/2012 (4)	386	386
Merchants Bank, 0.30%, 4/4/2012 (4)	196	196
Metropolitan Capital Bank, 0.30%, 4/4/2012 (4)	3,364	3,364
Metropolitan National Bank, 0.30%, 4/4/2012 (4)	46,453	46,453
Mifflin County Savings Bank, 0.30%, 4/4/2012 (4)	386	386
MileStone Bank, 0.30%, 4/4/2012 (4)	1,258	1,258
Miners Bank, 0.30%, 4/4/2012 (4)	1,258	1,258
Morris Bank, 0.30%, 4/4/2012 (4)	43	43
Mountain West Bank, 0.30%, 4/4/2012 (4)	4,063	4,063
National Bank & Trust Company, 0.30%, 4/4/2012 (4)	4,439	4,439
National Bank of California, 0.30%, 4/4/2012 (4)	73	73
Needham Bank, 0.30%, 4/4/2012 (4)	2,147	2,147
Newburyport Five Cents Savings Bank, 0.30%, 4/4/2012 (4)	7,979	7,979
Noah Bank, 0.30%, 4/4/2012 (4)	1,708	1,708
North Jersey Community Bank, 0.30%, 4/4/2012 (4)	2,593	2,593
Northern Bank & Trust Company, 0.30%, 4/4/2012 (4)	9,607	9,607
OceanFirst Bank, 0.30%, 4/4/2012 (4)	186	186
One Bank & Trust National Association, 0.30%, 4/4/2012 (4)	1,140	1,140
Ossian State Bank, 0.30%, 4/4/2012 (4)	142	142
Ozark Heritage Bank National Association, 0.30%, 4/4/2012 (4)	0	0
Pacific Enterprise Bank, 0.30%, 4/4/2012 (4)	4,918	4,918
Paragon Commercial Bank, 0.30%, 4/4/2012 (4)	31,200	31,200
Parkside Financial Bank & Trust, 0.30%, 4/4/2012 (4)	2,602	2,602
Pegasus Bank, 0.30%, 4/4/2012 (4)	1,128	1,128
Peoples Bank National Association, 0.30%, 4/4/2012 (4)	1,307	1,307
Peoples Bank of Commerce, 0.30%, 4/4/2012 (4)	1,728	1,728
Peoples Community Bank, 0.30%, 4/4/2012 (4)	2,116	2,116
Peoples United Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Petit Jean State Bank, 0.30%, 4/4/2012 (4)	1,350	1,350
Pine Bluff National Bank, 0.30%, 4/4/2012 (4)	5,437	5,437
Plaza Bank, 0.30%, 4/4/2012 (4)	189	189
PNC Bank National Association, 0.30%, 4/4/2012 (4)	5,879	5,879
Post Oak Bank N.A., 0.30%, 4/4/2012 (4)	836	836

Premier Bank, 0.30%, 4/4/2012 (4)	3,802	3,802
Premier Bank, 0.30%, 4/4/2012 (4)	1,476	1,476
PrinsBank, 0.30%, 4/4/2012 (4)	1,734	1,734
Private Bank Minnesota, 0.30%, 4/4/2012 (4)	2,322	2,322
ProAmérica Bank, 0.30%, 4/4/2012 (4)	4,538	4,538
Professional Business Bank, 0.30%, 4/4/2012 (4)	835	835
Quontic Bank, 0.30%, 4/4/2012 (4)	1	1
RBS Citizens National Association, 0.30%, 4/4/2012 (4)	341	341
Regions Bank, 0.30%, 4/4/2012 (4)	4,599	4,599
Renasant Bank, 0.30%, 4/4/2012 (4)	4,815	4,815
Republic Bank, 0.30%, 4/4/2012 (4)	836	836
Republic Bank & Trust Company, 0.30%, 4/4/2012 (4)	1,626	1,626
River Community Bank N.A., 0.30%, 4/4/2012 (4)	1,709	1,709
Riverside Bank, 0.30%, 4/4/2012 (4)	17	17
Rock Springs National Bank, 0.30%, 4/4/2012 (4)	2,520	2,520
Rockland Trust Company, 0.30%, 4/4/2012 (4)	9,674	9,674
Saratoga National Bank & Trust Company, 0.30%, 4/4/2012 (4)	184	184
Sauk Valley Bank & Trust Company, 0.30%, 4/4/2012 (4)	6	6
Savings Institute Bank and Trust Company, 0.30%, 4/4/2012 (4)	6,755	6,755
Seaside National Bank & Trust, 0.30%, 4/4/2012 (4)	11,553	11,553
Seaway Bank and Trust Company, 0.30%, 4/4/2012 (4)	4,538	4,538
Security First Bank, 0.30%, 4/4/2012 (4)	1,698	1,698
Signature Bank, 0.30%, 4/4/2012 (4)	1,987	1,987
Signature Bank, 0.30%, 4/4/2012 (4)	240,000	240,000
Signature Bank National Association, 0.30%, 4/4/2012 (4)	198	198
Solera National Bank, 0.30%, 4/4/2012 (4)	437	437
Southern Bancorp Bank, 0.30%, 4/4/2012 (4)	8,696	8,696
Southern Bank, 0.30%, 4/4/2012 (4)	1	1
Southwest Bank, 0.30%, 4/4/2012 (4)	2,324	2,324
Sovereign Bank National Association, 0.30%, 4/4/2012 (4)	140,357	140,357
Sterling National Bank, 0.30%, 4/4/2012 (4)	169,258	169,258
Sturdy Savings Bank, 0.30%, 4/4/2012 (4)	180	180
Summit Bank, 0.30%, 4/4/2012 (4)	899	899
Summit Community Bank Inc., 0.30%, 4/4/2012 (4)	6,464	6,464
TD Bank N.A., 0.30%, 4/4/2012 (4)	167,450	167,450
Team Capital Bank, 0.30%, 4/4/2012 (4)	36,262	36,262
Touchmark National Bank, 0.30%, 4/4/2012 (4)	2,376	2,376
Transportation Alliance Bank Inc., 0.30%, 4/4/2012 (4)	1	1
Treynor State Bank, 0.30%, 4/4/2012 (4)	4,611	4,611
TriSummit Bank, 0.30%, 4/4/2012 (4)	4,417	4,417
U.S. Bank National Association, 0.30%, 4/4/2012 (4)	10,070	10,070
Uinta Bank, 0.30%, 4/4/2012 (4)	2,806	2,806
UMB Bank Arizona National Association, 0.30%, 4/4/2012 (4)	365	365
UMB Bank Colorado National Association, 0.30%, 4/4/2012 (4)	1,258	1,258
UMB Bank National Association, 0.30%, 4/4/2012 (4)	841	841
Umpqua Bank, 0.30%, 4/4/2012 (4)	1,641	1,641
Union Bank National Association, 0.30%, 4/4/2012 (4)	79	79
Union Bank of Mena, 0.30%, 4/4/2012 (4)	2	2
Union Center National Bank, 0.30%, 4/4/2012 (4)	160,627	160,627
United Bank, 0.30%, 4/4/2012 (4)	4,147	4,147
United Bank, 0.30%, 4/4/2012 (4)	191	191
United Bank Inc., 0.30%, 4/4/2012 (4)	3,788	3,788
USNY Bank, 0.30%, 4/4/2012 (4)	1,300	1,300
Valley Bank, 0.30%, 4/4/2012 (4)	1,700	1,700
Valley Bank of Helena, 0.30%, 4/4/2012 (4)	857	857

Valley National Bank, 0.30%, 4/4/2012 (4)	240,000		240,000
Verus Bank of Commerce, 0.30%, 4/4/2012 (4)	6,349		6,349
Victory Bank, 0.30%, 4/4/2012 (4)	392		392
Virginia Heritage Bank, 0.30%, 4/4/2012 (4)	10,768		10,768
Warren Bank & Trust Company, 0.30%, 4/4/2012 (4)	2,136		2,136
Washington Trust Bank, 0.30%, 4/4/2012 (4)	2,769		2,769
Washington Trust Company of Westerly, 0.30%, 4/4/2012 (4)	1,126		1,126
Webster Bank National Association, 0.30%, 4/4/2012 (4)	1,848		1,848
Wells Fargo Bank National Association, 0.30%, 4/4/2012 (4)	1,029		1,029
West Town Savings Bank, 0.30%, 4/4/2012 (4)	142		142
Western Alliance Bank, 0.30%, 4/4/2012 (4)	194		194
Western National Bank, 0.30%, 4/4/2012 (4)	2,790		2,790
Western Security Bank, 0.30%, 4/4/2012 (4)	839		839
Whidbey Island Bank, 0.30%, 4/4/2012 (4)	835		835
Wilmington Savings Fund Society FSB, 0.30%, 4/4/2012 (4)	5,528		5,528
Wilmington Trust National Association, 0.30%, 4/4/2012 (4)	1,873		1,873
Wolverine Bank Federal Savings Bank, 0.30%, 4/4/2012 (4)	4		4
Xenith Bank, 0.30%, 4/4/2012 (4)	6,124		6,124

Total Bank Obligations	(Cost $5,000,744)		5,000,744

Floating Rate Demand Notes - 6.5%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2012 (5)	5,543,209		5,543,209

Total Floating Rate Demand Notes	(Cost $5,543,209)		5,543,209

U.S. Government Obligations - 8.8%

Federal Home Loan Bank, 4.125%, due 3/13/2020	1,000,000		1,146,693
Federal Home Loan Bank, 3.375%, due 6/12/2020	1,000,000		1,091,484
Federal Home Loan Bank, 4.625%, due 9/11/2020	1,000,000		1,186,671
Federal Home Loan Bank, 3.625%, due 6/11/2021	1,000,000		1,099,624
Federal Home Loan Bank, 3.30%, due 12/1/2026	1,000,000		1,006,873
U.S. Treasury Bill, 0.12%, due 9/6/2012 (6)	2,000,000		1,998,910

Total U.S. Government Obligations	(Cost $7,535,847)		7,530,255

Total Investments - 99.9%	(Cost $82,446,498)	(2)	85,542,153

Other Assets less Liabilities - 0.1%			85,141

Total Net Assets - 100.0%			85,627,294

Trustee Deferred Compensation (7)

The Flex-funds Aggressive Growth Fund	1,631		13,603
The Flex-funds Defensive Balanced Fund	860		8,574
The Flex-funds Dynamic Growth Fund	520		4,498
The Flex-funds Muirfield Fund	1,508		8,701
The Flex-funds Quantex Fund	671		16,453
The Flex-funds Utilities & Infrastructure Fund	186		4,577

Total Trustee Deferred Compensation	(Cost $48,272)		56,406

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2012, notional value $20,697,200	59	236,495
Standard & Poors Mid Cap 400 E-Mini expiring June 2012, notional value $1,786,140	18	(6,885)
5-Year U.S. Treasury Note Futures expiring June 2012, notional value $1,838,086	(15)	11,411
10-Year U.S. Treasury Note Futures expiring June 2012, notional value $2,589,688	(20)	36,491
30-Year U.S. Treasury Bond Futures expiring June 2012, notional value $2,755,000	(20)	94,186

Total Futures Contracts (Long and Short)	132	371,698

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$73,011,154	$371,698
Level 2 - Other Significant Observable Inputs	12,530,999	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$85,542,153	$371,698

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $347,751.  Cost for federal income tax purposes of $82,794,249 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,924,829
Unrealized depreciation	(176,925)
Net unrealized appreciation (depreciation)	$2,747,904

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2012.

(4)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of March 31, 2012, illiquid securities represented 5.8% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2012.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to The Defensive Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2012 (unaudited)

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 78.9%

Energy Select Sector SPDR Fund	57,675	4,138,181
Invesco Energy Fund (3)	135,752	5,373,067
iShares Dow Jones U.S. Real Estate Index Fund	195,400	12,173,420
iShares MSCI EAFE Index Fund	81,750	4,487,258
iShares MSCI Emerging Markets Index Fund	89,725	3,853,240
iShares Russell 2000 Growth Index Fund	63,425	6,049,477
Ivy Mid Cap Growth Fund	442,747	8,487,452
Materials Select Sector SPDR Trust	51,900	1,918,743
Oppenheimer International Growth Fund	134,254	3,890,667
RidgeWorth Small Cap Value Equity Fund	439,835	6,069,728
Wells Fargo Advantage Emerging Markets Equity Fund	183,783	4,065,285
Wells Fargo Advantage Growth Fund	294,583	12,941,041

Total Registered Investment Companies	(Cost $69,974,639)	73,447,559

Money Market Registered Investment Companies - 10.1%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (4)	9,394,851	9,394,851

Total Money Market Registered Investment Companies	(Cost $9,394,851)	9,394,851

Bank Obligations - 5.4%

1st Bank, 0.30%, 4/4/2012 (5)	205	205
Abacus Federal Savings Bank, 0.30%, 4/4/2012 (5)	93	93
Access National Bank, 0.30%, 4/4/2012 (5)	4,892	4,892
Allied Bank, 0.30%, 4/4/2012 (5)	844	844
Alma Bank, 0.30%, 4/4/2012 (5)	6,192	6,192
AloStar Bank of Commerce, 0.30%, 4/4/2012 (5)	5,665	5,665
Alpine Bank, 0.30%, 4/4/2012 (5)	4,659	4,659
Ameriana Bank, 0.30%, 4/4/2012 (5)	30	30
American Momentum Bank, 0.30%, 4/4/2012 (5)	10,375	10,375
American National Bank, 0.30%, 4/4/2012 (5)	4,418	4,418
American National Bank-Fox Cities, 0.30%, 4/4/2012 (5)	1	1
American Savings Bank F.S.B., 0.30%, 4/4/2012 (5)	1,703	1,703
Americas United Bank, 0.30%, 4/4/2012 (5)	2,287	2,287
AmFirst Bank N.A., 0.30%, 4/4/2012 (5)	70	70
Anthem Bank & Trust, 0.30%, 4/4/2012 (5)	1,693	1,693
Arvest Bank, 0.30%, 4/4/2012 (5)	3,954	3,954
Austin Bank of Chicago, 0.30%, 4/4/2012 (5)	1,708	1,708
Avidia Bank, 0.30%, 4/4/2012 (5)	6,867	6,867
Bancorp Bank, 0.30%, 4/4/2012 (5)	21,596	21,596
Bank Hapoalim B.M., 0.30%, 4/4/2012 (5)	2,863	2,863
Bank Leumi USA, 0.30%, 4/4/2012 (5)	240,000	240,000
Bank of America National Association, 0.30%, 4/4/2012 (5)	575	575

Bank of Augusta, 0.30%, 4/4/2012 (5)	1,796	1,796
Bank of Cadiz and Trust Company, 0.30%, 4/4/2012 (5)	1,800	1,800
Bank of Cave City, 0.30%, 4/4/2012 (5)	844	844
Bank of England, 0.30%, 4/4/2012 (5)	3,617	3,617
Bank of Fayetteville, 0.30%, 4/4/2012 (5)	4,922	4,922
Bank of Hawaii, 0.30%, 4/4/2012 (5)	10,376	10,376
Bank of Houston, 0.30%, 4/4/2012 (5)	3,468	3,468
Bank of Jackson Hole, 0.30%, 4/4/2012 (5)	845	845
Bank of Manhattan N.A., 0.30%, 4/4/2012 (5)	2,636	2,636
Bank of Marin, 0.30%, 4/4/2012 (5)	1,761	1,761
Bank of Missouri, 0.30%, 4/4/2012 (5)	10,427	10,427
Bank of Princeton, 0.30%, 4/4/2012 (5)	1,258	1,258
Bank of the Ozarks, 0.30%, 4/4/2012 (5)	2,815	2,815
Bank of the Panhandle, 0.30%, 4/4/2012 (5)	2,081	2,081
Bank of the West, 0.30%, 4/4/2012 (5)	8,922	8,922
Bar Harbor Bank & Trust, 0.30%, 4/4/2012 (5)	1,708	1,708
Belmont Savings Bank, 0.30%, 4/4/2012 (5)	10,013	10,013
Benefit Bank, 0.30%, 4/4/2012 (5)	2,614	2,614
Berkshire Bank, 0.30%, 4/4/2012 (5)	8,518	8,518
Biltmore Bank of Arizona, 0.30%, 4/4/2012 (5)	4,713	4,713
BMO Harris Bank National Association, 0.30%, 4/4/2012 (5)	10,745	10,745
BOKF National Association, 0.30%, 4/4/2012 (5)	4,858	4,858
Boone Bank & Trust Co., 0.30%, 4/4/2012 (5)	2,069	2,069
Boston Private Bank & Trust Company, 0.30%, 4/4/2012 (5)	4,694	4,694
Branch Banking and Trust Company, 0.30%, 4/4/2012 (5)	9,677	9,677
Business Bank, 0.30%, 4/4/2012 (5)	2,790	2,790
Business Bank, 0.30%, 4/4/2012 (5)	1,840	1,840
Business Bank of Saint Louis, 0.30%, 4/4/2012 (5)	4,067	4,067
Business First Bank, 0.30%, 4/4/2012 (5)	2,275	2,275
Cache Valley Bank, 0.30%, 4/4/2012 (5)	4,382	4,382
California Bank & Trust, 0.30%, 4/4/2012 (5)	5,355	5,355
Capital Bank, 0.30%, 4/4/2012 (5)	2,271	2,271
Capital One National Association, 0.30%, 4/4/2012 (5)	169,255	169,255
CapitalMark Bank & Trust, 0.30%, 4/4/2012 (5)	1,725	1,725
CapStar Bank, 0.30%, 4/4/2012 (5)	36,262	36,262
CapStone Bank, 0.30%, 4/4/2012 (5)	3,457	3,457
Cardinal Bank, 0.30%, 4/4/2012 (5)	3,063	3,063
Carver Federal Savings Bank, 0.30%, 4/4/2012 (5)	160,564	160,564
Cathay Bank, 0.30%, 4/4/2012 (5)	240,142	240,142
Celtic Bank, 0.30%, 4/4/2012 (5)	4,017	4,017
Centennial Bank, 0.30%, 4/4/2012 (5)	3,668	3,668
Centra Bank Inc., 0.30%, 4/4/2012 (5)	4,508	4,508
Central Bank, 0.30%, 4/4/2012 (5)	1,347	1,347
Central Bank Illinois, 0.30%, 4/4/2012 (5)	5	5
Citizens Bank & Trust Company, 0.30%, 4/4/2012 (5)	7,403	7,403
Citizens Bank of Pennsylvania, 0.30%, 4/4/2012 (5)	387	387
Citizens Community Bank, 0.30%, 4/4/2012 (5)	205	205
Citizens National Bank, 0.30%, 4/4/2012 (5)	203	203
City First Bank of D.C. National Association, 0.30%, 4/4/2012 (5)	2,664	2,664
City National Bank, 0.30%, 4/4/2012 (5)	1,368	1,368
City National Bank of Sulphur Springs, 0.30%, 4/4/2012 (5)	1,158	1,158
City National Bank of Taylor, 0.30%, 4/4/2012 (5)	2,149	2,149
Cole Taylor Bank, 0.30%, 4/4/2012 (5)	226,846	226,846
Collin Bank, 0.30%, 4/4/2012 (5)	2,553	2,553
Columbia State Bank, 0.30%, 4/4/2012 (5)	8,761	8,761

Comerica Bank, 0.30%, 4/4/2012 (5)	7,370	7,370
Commerce Bank & Trust Company, 0.30%, 4/4/2012 (5)	14,565	14,565
Community Bank & Trust, 0.30%, 4/4/2012 (5)	5,954	5,954
Community Bank of Oelwein, 0.30%, 4/4/2012 (5)	1,780	1,780
Community Bank of Santa Maria, 0.30%, 4/4/2012 (5)	1	1
Community Bank of the Bay, 0.30%, 4/4/2012 (5)	500	500
Community Mutual Savings Bank, 0.30%, 4/4/2012 (5)	178	178
Compass Bank, 0.30%, 4/4/2012 (5)	240,000	240,000
Congaree State Bank, 0.30%, 4/4/2012 (5)	2,203	2,203
Crescent State Bank, 0.30%, 4/4/2012 (5)	1,707	1,707
Delta Trust & Bank, 0.30%, 4/4/2012 (5)	9,340	9,340
DeWitt Bank & Trust Company, 0.30%, 4/4/2012 (5)	717	717
Diamond Bank, 0.30%, 4/4/2012 (5)	6,257	6,257
DMB Community Bank, 0.30%, 4/4/2012 (5)	5,018	5,018
Dollar Bank Federal Savings Bank, 0.30%, 4/4/2012 (5)	3,497	3,497
Eagle Bank and Trust Company, 0.30%, 4/4/2012 (5)	2,197	2,197
EagleBank, 0.30%, 4/4/2012 (5)	240,000	240,000
East West Bank, 0.30%, 4/4/2012 (5)	240,000	240,000
Empire National Bank, 0.30%, 4/4/2012 (5)	836	836
Encore Bank National Association, 0.30%, 4/4/2012 (5)	2,056	2,056
Encore National Bank, 0.30%, 4/4/2012 (5)	226	226
Enterprise Bank & Trust, 0.30%, 4/4/2012 (5)	12,981	12,981
Exchange Bank & Trust Company, 0.30%, 4/4/2012 (5)	3,844	3,844
Exchange State Bank, 0.30%, 4/4/2012 (5)	386	386
Fannin Bank, 0.30%, 4/4/2012 (5)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 4/4/2012 (5)	826	826
Farmers & Merchants State Bank, 0.30%, 4/4/2012 (5)	427	427
Farmers and Merchants State Bank of Blooming , 0.30%, 4/4/2012 (5)	1,406	1,406
Farmers Bank, 0.30%, 4/4/2012 (5)	123	123
Farmers Exchange Bank, 0.30%, 4/4/2012 (5)	2,575	2,575
Farmers State Bank, 0.30%, 4/4/2012 (5)	1	1
Fidelity Bank, 0.30%, 4/4/2012 (5)	4,417	4,417
Fifth Third Bank, 0.30%, 4/4/2012 (5)	146,835	146,835
First Bank Financial Centre, 0.30%, 4/4/2012 (5)	186	186
First Bank of Wyoming, 0.30%, 4/4/2012 (5)	200	200
First Choice Bank, 0.30%, 4/4/2012 (5)	1,854	1,854
First Commercial Bank, 0.30%, 4/4/2012 (5)	1,293	1,293
First Community Bank, 0.30%, 4/4/2012 (5)	2,867	2,867
First County Bank, 0.30%, 4/4/2012 (5)	10,011	10,011
First Federal Savings and Loan Association of, 0.30%, 4/4/2012 (5)	1,047	1,047
First Foundation Bank FSB, 0.30%, 4/4/2012 (5)	39,715	39,715
First International Bank & Trust, 0.30%, 4/4/2012 (5)	206	206
First Internet Bank of Indiana, 0.30%, 4/4/2012 (5)	7,731	7,731
First Interstate Bank, 0.30%, 4/4/2012 (5)	1,914	1,914
First N.A., 0.30%, 4/4/2012 (5)	3,605	3,605
First National Bank, 0.30%, 4/4/2012 (5)	7,446	7,446
First National Bank, 0.30%, 4/4/2012 (5)	5,008	5,008
First National Bank - Fox Valley, 0.30%, 4/4/2012 (5)	642	642
First National Bank in Green Forest, 0.30%, 4/4/2012 (5)	831	831
First National Bank in Sioux Falls, 0.30%, 4/4/2012 (5)	2	2
First National Bank of America, 0.30%, 4/4/2012 (5)	203	203
First National Bank of Fort Smith, 0.30%, 4/4/2012 (5)	4,542	4,542
First National Bank of Jacksboro, 0.30%, 4/4/2012 (5)	10,013	10,013
First National Bank of Long Island, 0.30%, 4/4/2012 (5)	33,644	33,644
First National Bank of Omaha, 0.30%, 4/4/2012 (5)	1,531	1,531

First National Bank of Santa Fe, 0.30%, 4/4/2012 (5)	3,632	3,632
First Premier Bank, 0.30%, 4/4/2012 (5)	6,254	6,254
First Security Bank, 0.30%, 4/4/2012 (5)	14,263	14,263
First Security Bank of Missoula, 0.30%, 4/4/2012 (5)	1,859	1,859
First State Bank, 0.30%, 4/4/2012 (5)	1,693	1,693
First State Bank, 0.30%, 4/4/2012 (5)	71	71
First State Bank of DeQueen, 0.30%, 4/4/2012 (5)	1,603	1,603
First State Bank of Northwest Arkansas, 0.30%, 4/4/2012 (5)	1,210	1,210
First Trade Union Bank, 0.30%, 4/4/2012 (5)	305	305
First Utah Bank, 0.30%, 4/4/2012 (5)	195	195
First Western Bank, 0.30%, 4/4/2012 (5)	1	1
First-Citizens Bank & Trust Company, 0.30%, 4/4/2012 (5)	13,507	13,507
FirstAtlantic Bank, 0.30%, 4/4/2012 (5)	189	189
FirstBank, 0.30%, 4/4/2012 (5)	2,587	2,587
FirstBank Puerto Rico, 0.30%, 4/4/2012 (5)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 4/4/2012 (5)	5,106	5,106
Flatirons Bank, 0.30%, 4/4/2012 (5)	2,584	2,584
Florida Business Bank, 0.30%, 4/4/2012 (5)	836	836
Florida Parishes Bank, 0.30%, 4/4/2012 (5)	184	184
Forrest City Bank NA, 0.30%, 4/4/2012 (5)	386	386
Fortune Bank, 0.30%, 4/4/2012 (5)	2,752	2,752
Fox Chase Bank, 0.30%, 4/4/2012 (5)	194	194
Franklin Synergy Bank, 0.30%, 4/4/2012 (5)	6,364	6,364
Franklin Templeton Bank and Trust F.S.B., 0.30%, 4/4/2012 (5)	295	295
Frost National Bank, 0.30%, 4/4/2012 (5)	34	34
Genesee Regional Bank, 0.30%, 4/4/2012 (5)	5,251	5,251
Georgia Bank & Trust Company of Augusta, 0.30%, 4/4/2012 (5)	4,300	4,300
Georgia Banking Company, 0.30%, 4/4/2012 (5)	2,829	2,829
German American Bancorp, 0.30%, 4/4/2012 (5)	1,884	1,884
Glacier Bank, 0.30%, 4/4/2012 (5)	4,445	4,445
Glens Falls National Bank and Trust Company, 0.30%, 4/4/2012 (5)	184	184
Golden Pacific Bank National Association, 0.30%, 4/4/2012 (5)	188	188
Gotham Bank of New York, 0.30%, 4/4/2012 (5)	3,690	3,690
Grand Savings Bank, 0.30%, 4/4/2012 (5)	1,882	1,882
Grand Valley Bank, 0.30%, 4/4/2012 (5)	846	846
Guaranty Bank, 0.30%, 4/4/2012 (5)	60	60
Guaranty Bond Bank, 0.30%, 4/4/2012 (5)	41,586	41,586
GulfShore Bank, 0.30%, 4/4/2012 (5)	2,593	2,593
Happy State Bank, 0.30%, 4/4/2012 (5)	79	79
Heartland Bank, 0.30%, 4/4/2012 (5)	2,847	2,847
Helena National Bank, 0.30%, 4/4/2012 (5)	1,361	1,361
Heritage Oaks Bank, 0.30%, 4/4/2012 (5)	6,881	6,881
Hingham Institution for Savings, 0.30%, 4/4/2012 (5)	7,872	7,872
Home Federal Bank, 0.30%, 4/4/2012 (5)	2,762	2,762
Horizon Bank National Association, 0.30%, 4/4/2012 (5)	1,258	1,258
IBERIABANK, 0.30%, 4/4/2012 (5)	144,262	144,262
Independence Bank, 0.30%, 4/4/2012 (5)	124	124
Independent Bank of Texas, 0.30%, 4/4/2012 (5)	189	189
Inland Bank and Trust, 0.30%, 4/4/2012 (5)	33	33
Integrity Bank, 0.30%, 4/4/2012 (5)	133	133
Investors Community Bank, 0.30%, 4/4/2012 (5)	838	838
Isabella Bank, 0.30%, 4/4/2012 (5)	211	211
Israel Discount Bank of New York, 0.30%, 4/4/2012 (5)	240,000	240,000
JPMorgan Chase Bank National Association, 0.30%, 4/4/2012 (5)	13	13
Kaiser Federal Bank, 0.30%, 4/4/2012 (5)	1	1

Katahdin Trust Company, 0.30%, 4/4/2012 (5)	4,541	4,541
KeySource Commercial Bank, 0.30%, 4/4/2012 (5)	281	281
Landmark Community Bank, 0.30%, 4/4/2012 (5)	1,698	1,698
Leader Bank National Association, 0.30%, 4/4/2012 (5)	2,020	2,020
Legacy National Bank, 0.30%, 4/4/2012 (5)	845	845
LegacyTexas Bank, 0.30%, 4/4/2012 (5)	1	1
Level One Bank, 0.30%, 4/4/2012 (5)	5,130	5,130
Lewis & Clark Bank, 0.30%, 4/4/2012 (5)	3	3
Libertad Bank SSB, 0.30%, 4/4/2012 (5)	660	660
Liberty Bank, 0.30%, 4/4/2012 (5)	3,520	3,520
Liberty Bank, 0.30%, 4/4/2012 (5)	3,930	3,930
Liberty Bank of Arkansas, 0.30%, 4/4/2012 (5)	7,288	7,288
Lifestore Bank, 0.30%, 4/4/2012 (5)	189	189
Lone Star National Bank, 0.30%, 4/4/2012 (5)	10,085	10,085
MainStreet Bank, 0.30%, 4/4/2012 (5)	4,567	4,567
Manufacturers Bank, 0.30%, 4/4/2012 (5)	4,513	4,513
MB Financial Bank N.A., 0.30%, 4/4/2012 (5)	866	866
mBank, 0.30%, 4/4/2012 (5)	4,342	4,342
Mercantile Bank & Trust Company, 0.30%, 4/4/2012 (5)	3,494	3,494
Mercantile Bank of Michigan, 0.30%, 4/4/2012 (5)	10,767	10,767
Merchants & Farmers Bank, 0.30%, 4/4/2012 (5)	386	386
Merchants Bank, 0.30%, 4/4/2012 (5)	196	196
Metropolitan Capital Bank, 0.30%, 4/4/2012 (5)	3,364	3,364
Metropolitan National Bank, 0.30%, 4/4/2012 (5)	46,453	46,453
Mifflin County Savings Bank, 0.30%, 4/4/2012 (5)	386	386
MileStone Bank, 0.30%, 4/4/2012 (5)	1,258	1,258
Miners Bank, 0.30%, 4/4/2012 (5)	1,258	1,258
Morris Bank, 0.30%, 4/4/2012 (5)	43	43
Mountain West Bank, 0.30%, 4/4/2012 (5)	4,063	4,063
National Bank & Trust Company, 0.30%, 4/4/2012 (5)	4,439	4,439
National Bank of California, 0.30%, 4/4/2012 (5)	73	73
Needham Bank, 0.30%, 4/4/2012 (5)	2,147	2,147
Newburyport Five Cents Savings Bank, 0.30%, 4/4/2012 (5)	7,979	7,979
Noah Bank, 0.30%, 4/4/2012 (5)	1,708	1,708
North Jersey Community Bank, 0.30%, 4/4/2012 (5)	2,593	2,593
Northern Bank & Trust Company, 0.30%, 4/4/2012 (5)	9,607	9,607
OceanFirst Bank, 0.30%, 4/4/2012 (5)	186	186
One Bank & Trust National Association, 0.30%, 4/4/2012 (5)	1,140	1,140
Ossian State Bank, 0.30%, 4/4/2012 (5)	142	142
Ozark Heritage Bank National Association, 0.30%, 4/4/2012 (5)	0	0
Pacific Enterprise Bank, 0.30%, 4/4/2012 (5)	4,918	4,918
Paragon Commercial Bank, 0.30%, 4/4/2012 (5)	31,200	31,200
Parkside Financial Bank & Trust, 0.30%, 4/4/2012 (5)	2,602	2,602
Pegasus Bank, 0.30%, 4/4/2012 (5)	1,128	1,128
Peoples Bank National Association, 0.30%, 4/4/2012 (5)	1,307	1,307
Peoples Bank of Commerce, 0.30%, 4/4/2012 (5)	1,728	1,728
Peoples Community Bank, 0.30%, 4/4/2012 (5)	2,116	2,116
Peoples United Bank, 0.30%, 4/4/2012 (5)	240,000	240,000
Petit Jean State Bank, 0.30%, 4/4/2012 (5)	1,350	1,350
Pine Bluff National Bank, 0.30%, 4/4/2012 (5)	5,437	5,437
Plaza Bank, 0.30%, 4/4/2012 (5)	189	189
PNC Bank National Association, 0.30%, 4/4/2012 (5)	5,879	5,879
Post Oak Bank N.A., 0.30%, 4/4/2012 (5)	836	836
Premier Bank, 0.30%, 4/4/2012 (5)	3,802	3,802
Premier Bank, 0.30%, 4/4/2012 (5)	1,476	1,476

PrinsBank, 0.30%, 4/4/2012 (5)	1,734	1,734
Private Bank Minnesota, 0.30%, 4/4/2012 (5)	2,322	2,322
ProAmérica Bank, 0.30%, 4/4/2012 (5)	4,538	4,538
Professional Business Bank, 0.30%, 4/4/2012 (5)	835	835
Quontic Bank, 0.30%, 4/4/2012 (5)	1	1
RBS Citizens National Association, 0.30%, 4/4/2012 (5)	341	341
Regions Bank, 0.30%, 4/4/2012 (5)	4,599	4,599
Renasant Bank, 0.30%, 4/4/2012 (5)	4,815	4,815
Republic Bank, 0.30%, 4/4/2012 (5)	836	836
Republic Bank & Trust Company, 0.30%, 4/4/2012 (5)	1,626	1,626
River Community Bank N.A., 0.30%, 4/4/2012 (5)	1,709	1,709
Riverside Bank, 0.30%, 4/4/2012 (5)	17	17
Rock Springs National Bank, 0.30%, 4/4/2012 (5)	2,520	2,520
Rockland Trust Company, 0.30%, 4/4/2012 (5)	9,674	9,674
Saratoga National Bank & Trust Company, 0.30%, 4/4/2012 (5)	184	184
Sauk Valley Bank & Trust Company, 0.30%, 4/4/2012 (5)	6	6
Savings Institute Bank and Trust Company, 0.30%, 4/4/2012 (5)	6,755	6,755
Seaside National Bank & Trust, 0.30%, 4/4/2012 (5)	11,553	11,553
Seaway Bank and Trust Company, 0.30%, 4/4/2012 (5)	4,538	4,538
Security First Bank, 0.30%, 4/4/2012 (5)	1,698	1,698
Signature Bank, 0.30%, 4/4/2012 (5)	1,987	1,987
Signature Bank, 0.30%, 4/4/2012 (5)	240,000	240,000
Signature Bank National Association, 0.30%, 4/4/2012 (5)	198	198
Solera National Bank, 0.30%, 4/4/2012 (5)	437	437
Southern Bancorp Bank, 0.30%, 4/4/2012 (5)	8,696	8,696
Southern Bank, 0.30%, 4/4/2012 (5)	1	1
Southwest Bank, 0.30%, 4/4/2012 (5)	2,324	2,324
Sovereign Bank National Association, 0.30%, 4/4/2012 (5)	140,357	140,357
Sterling National Bank, 0.30%, 4/4/2012 (5)	169,258	169,258
Sturdy Savings Bank, 0.30%, 4/4/2012 (5)	180	180
Summit Bank, 0.30%, 4/4/2012 (5)	899	899
Summit Community Bank Inc., 0.30%, 4/4/2012 (5)	6,464	6,464
TD Bank N.A., 0.30%, 4/4/2012 (5)	167,450	167,450
Team Capital Bank, 0.30%, 4/4/2012 (5)	36,262	36,262
Touchmark National Bank, 0.30%, 4/4/2012 (5)	2,376	2,376
Transportation Alliance Bank Inc., 0.30%, 4/4/2012 (5)	1	1
Treynor State Bank, 0.30%, 4/4/2012 (5)	4,611	4,611
TriSummit Bank, 0.30%, 4/4/2012 (5)	4,417	4,417
U.S. Bank National Association, 0.30%, 4/4/2012 (5)	10,070	10,070
Uinta Bank, 0.30%, 4/4/2012 (5)	2,806	2,806
UMB Bank Arizona National Association, 0.30%, 4/4/2012 (5)	365	365
UMB Bank Colorado National Association, 0.30%, 4/4/2012 (5)	1,258	1,258
UMB Bank National Association, 0.30%, 4/4/2012 (5)	841	841
Umpqua Bank, 0.30%, 4/4/2012 (5)	1,641	1,641
Union Bank National Association, 0.30%, 4/4/2012 (5)	79	79
Union Bank of Mena, 0.30%, 4/4/2012 (5)	2	2
Union Center National Bank, 0.30%, 4/4/2012 (5)	160,627	160,627
United Bank, 0.30%, 4/4/2012 (5)	4,147	4,147
United Bank, 0.30%, 4/4/2012 (5)	191	191
United Bank Inc., 0.30%, 4/4/2012 (5)	3,788	3,788
USNY Bank, 0.30%, 4/4/2012 (5)	1,300	1,300
Valley Bank, 0.30%, 4/4/2012 (5)	1,700	1,700
Valley Bank of Helena, 0.30%, 4/4/2012 (5)	857	857
Valley National Bank, 0.30%, 4/4/2012 (5)	240,000	240,000
Verus Bank of Commerce, 0.30%, 4/4/2012 (5)	6,349	6,349

Victory Bank, 0.30%, 4/4/2012 (5)	392		392
Virginia Heritage Bank, 0.30%, 4/4/2012 (5)	10,768		10,768
Warren Bank & Trust Company, 0.30%, 4/4/2012 (5)	2,136		2,136
Washington Trust Bank, 0.30%, 4/4/2012 (5)	2,769		2,769
Washington Trust Company of Westerly, 0.30%, 4/4/2012 (5)	1,126		1,126
Webster Bank National Association, 0.30%, 4/4/2012 (5)	1,848		1,848
Wells Fargo Bank National Association, 0.30%, 4/4/2012 (5)	1,029		1,029
West Town Savings Bank, 0.30%, 4/4/2012 (5)	142		142
Western Alliance Bank, 0.30%, 4/4/2012 (5)	194		194
Western National Bank, 0.30%, 4/4/2012 (5)	2,790		2,790
Western Security Bank, 0.30%, 4/4/2012 (5)	839		839
Whidbey Island Bank, 0.30%, 4/4/2012 (5)	835		835
Wilmington Savings Fund Society FSB, 0.30%, 4/4/2012 (5)	5,528		5,528
Wilmington Trust National Association, 0.30%, 4/4/2012 (5)	1,873		1,873
Wolverine Bank Federal Savings Bank, 0.30%, 4/4/2012 (5)	4		4
Xenith Bank, 0.30%, 4/4/2012 (5)	6,124		6,124

Total Bank Obligations	(Cost $5,000,744)		5,000,744

Floating Rate Demand Notes - 3.6%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2012 (6)	3,312,986		3,312,986

Total Floating Rate Demand Notes	(Cost $3,312,986)		3,312,986

U.S. Government Obligations - 2.1%

U.S. Treasury Bill, 0.12%, due 9/6/2012 (7)	2,000,000		1,998,910

Total U.S. Government Obligations	(Cost $1,998,953)		1,998,910

Total Investments - 100.1%	(Cost $89,682,173)	(2)	93,155,050

Liabilities less Other Assets - (0.1%)			(75,105)

Total Net Assets - 100.0%			93,079,945

Trustee Deferred Compensation (8)

The Flex-funds Aggressive Growth Fund	1,417		11,818
The Flex-funds Defensive Balanced Fund	751		7,487
The Flex-funds Dynamic Growth Fund	453		3,918
The Flex-funds Muirfield Fund	1,321		7,622
The Flex-funds Quantex Fund	582		14,271
The Flex-funds Utilities & Infrastructure Fund	162		3,987

Total Trustee Deferred Compensation	(Cost $42,714)		49,103

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2012, notional value $10,173,200	29	124,845
Standard & Poors Mid Cap 400 E-Mini expiring June 2012, notional value $10,220,690	103	(15,415)

Total Futures Contracts	132	109,430

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$ 86,155,396	$ 109,430
Level 2 - Other Significant Observable Inputs	6,999,654	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 93,155,050	$ 109,430

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $317,330.  Cost for federal income tax purposes of $89,999,503 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,828,856
Unrealized depreciation	(673,309)
Net unrealized appreciation (depreciation)	$3,155,547

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2012.

(5)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of March 31, 2012, illiquid securities represented 5.4% of Total Investments.

(6)	Floating rate security. The rate shown represents the rate in effect at March 31, 2012.

(7)	Pledged as collateral on futures contracts.

(8)	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2012 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 97.4%

Basic Materials - 2.5%
Alpha Natural Resources, Inc. (3)	10,215	155,370
United States Steel Corp.	7,880	231,436
Vulcan Materials Company	5,295	226,255

	(Cost $648,754)	613,061

Business Services - 7.1%
Cintas Corporation	5,995	234,524
DeVry, Inc.	5,425	183,745
H&R Block, Inc.	12,785	210,569
Interpublic Group of Companies, Inc./The	21,455	244,802
Robert Half International, Inc.	7,335	222,251
R.R. Donnelly & Sons Company	14,465	179,221
Ryder System, Inc.	3,930	207,504
Total System Services, Inc.	10,675	246,272

	(Cost $1,701,394)	1,728,888

Communications - 0.9%
Cablevision Systems Corp.	14,685	215,576

	(Cost $216,130)	215,576

Consumer Cyclical - 2.4%
Hasbro, Inc.	6,540	240,149
Netflix, Inc. (3)	3,015	346,846

	(Cost $457,936)	586,995

Consumer Goods - 12.5%
Avery Dennison Corp.	7,280	219,346
Bemis Company, Inc.	6,940	224,093
Constellation Brands, Inc. (3)	10,100	238,259
Dean Foods Company (3)	18,635	225,670
Harman International Industries, Inc.	5,480	256,519
Hormel Foods Corp.	7,130	210,478
International Flavors & Fragrances, Inc.	3,980	233,228
JC Penney Company, Inc.	5,940	210,454
Masco Corp.	19,920	266,330
Newell Rubbermaid, Inc.	12,925	230,194
Owens-Illinois, Inc. (3)	10,770	251,372
Pitney Bowes, Inc.	11,255	197,863
Sealed Air Corp.	12,125	234,134

	(Cost $2,957,117)	2,997,940

Consumer Services - 12.5%
Abercrombie and Fitch Co.	4,270	211,835

AutoNation, Inc. (3)	5,660	194,195
Big Lots, Inc. (3)	5,525	237,685
D.R. Horton, Inc.	16,555	251,139
Expedia, Inc.	7,190	240,434
GameStop Corp.	8,645	188,807
Lennar Corp.	10,625	288,788
PulteGroup, Inc. (3)	33,093	292,873
Sears Holdings Corp. (3)	6,565	434,931
SUPERVALU, Inc.	25,705	146,775
TripAdvisor, Inc. (3)	8,280	295,347
Urban Outfitters, Inc. (3)	7,570	220,363

	(Cost $2,703,919)	3,003,172

Energy - 5.6%
Diamond Offshore Drilling, Inc.	3,780	252,315
Nabors Industries, Ltd. (3)	12,035	210,492
Newfield Exploration Company (3)	5,525	191,607
Rowan Companies (3)	6,875	226,394
SunCoke Energy, Inc. (3)	2,695	38,296
Sunoco, Inc.	5,085	193,993
Tesoro Corp. (3)	8,930	239,681

	(Cost $1,338,923)	1,352,778

Financial Services - 15.5%
Apartment Investment & Management Company (4)	9,110	240,595
Assurant, Inc.	5,080	205,740
Cincinnati Financial Corporation	6,850	236,394
E*TRADE Financial Corp. (3)	26,227	287,186
Equifax, Inc.	5,385	238,340
Federated Investors, Inc.	13,780	308,810
First Horizon National Corp.	26,092	270,835
Genworth Financial, Inc. (3)	31,870	265,158
Hudson City Bancorp, Inc.	33,400	244,321
Huntington Bancshares, Inc.	38,030	245,103
Legg Mason, Inc.	8,675	242,293
NASDAQ OMX Group, Inc./The (3)	8,520	220,668
People's United Financial, Inc.	16,240	214,855
Torchmark Corp.	4,805	239,529
Well Fargo & Co. Preferred (3)	1,700	0
Zions Bancorporation	12,825	275,224

	(Cost $3,432,214)	3,735,051

Hardware - 8.8%
Advanced Micro Devices, Inc. (3)	38,660	310,053
Jabil Circuit, Inc.	10,620	266,774
JDS Uniphase Corp. (3)	19,997	289,757
Lexmark International, Inc.	6,315	209,911
LSI Corp. (3)	35,085	304,538
Molex, Inc.	8,740	245,769
Novellus Systems, Inc. (3)	5,050	252,045
Teradyne, Inc. (3)	15,315	258,670

	(Cost $1,756,489)	2,137,517

Healthcare - 6.1%
Coventry Health Care, Inc.	6,870	244,366
DENTSPLY International, Inc.	5,960	239,175
Hospira, Inc. (3)	6,870	256,869
Patterson Companies, Inc.	7,065	235,971

PerkinElmer, Inc.	10,435	288,632
Tenet Healthcare Corp. (3)	40,700	216,117

	(Cost $1,336,972)	1,481,130

Industrial Materials - 7.8%
Allegheny Technologies, Inc.	4,365	179,707
FLIR Systems, Inc.	8,325	210,706
Goodyear Tire & Rubber Company/The (3)	14,735	165,327
Leggett & Platt, Inc.	9,060	208,471
Leucadia National Corp.	9,170	239,337
SAIC, Inc. (3)	16,985	224,202
Snap-on, Inc.	4,120	251,196
Titanium Metals Corp.	13,935	188,959
Xylem, Inc,	8,130	225,607

	(Cost $1,989,737)	1,893,512

Media - 2.8%
Gannett Company, Inc.	15,610	239,301
Scripps Networks Interactive	4,915	239,311
Washington Post Company/The	550	205,464

	(Cost $695,608)	684,076

Real Estate Management - 1.1%
CBRE Group, Inc. (3)	13,710	273,652

	(Cost $228,227)	273,652

Software - 1.9%
Compuware Corp. (3)	25,090	230,577
Dun & Bradstreet Corp./The	2,785	235,973

	(Cost $454,529)	466,550

Technology - 4.2%
Computer Sciences Corp.	8,810	263,771
First Solar, Inc. (3)	6,180	154,809
Harris Corp.	5,790	261,013
Whirlpool Corp.	4,400	338,184

	(Cost $902,516)	1,017,777

Utilities - 5.7%
AGL Resources, Inc.	4,936	193,590
Integrys Energy Group, Inc.	3,850	204,012
MetroPCS Communications, Inc. (3)	24,055	216,976
NRG Energy, Inc. (3)	11,515	180,440
Pepco Holdings, Inc.	10,285	194,284
Quanta Services, Inc. (3)	9,685	202,416
TECO Energy, Inc.	10,910	191,470

	(Cost $1,459,881)	1,383,188

Total Common Stocks	(Cost $22,280,346)	23,570,863

Money Market Registered Investment Companies - 1.4%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (5)	347,509		347,509

Total Money Market Registered Investment Companies	(Cost $347,509)		347,509

Floating Rate Demand Notes - 0.8%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2012 (6)	200,490		200,490

Total Floating Rate Demand Notes	(Cost $200,490)		200,490

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.12%, due 9/6/2012 (7)	100,000		99,946

Total U.S. Government Obligations	(Cost $99,948)		99,946

Total Investments - 100.0%	(Cost $22,928,293)	(2)	24,218,808

Other Assets less Liabilities - 0.0%			8,657

Total Net Assets - 100.0%			24,227,465

Trustee Deferred Compensation (8)

The Flex-funds Aggressive Growth Fund	742		6,188
The Flex-funds Defensive Balanced Fund	389		3,878
The Flex-funds Dynamic Growth Fund	236		2,041
The Flex-funds Muirfield Fund	1,578		9,105
The Flex-funds Quantex Fund	1,102		27,021
The Flex-funds Utilities & Infrastructure Fund	85		2,092

Total Trustee Deferred Compensation	(Cost $37,651)		50,325

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 E-Mini expiring June 2012, notional value $595,380	6	1,702

Total Futures Contracts	6	1,702

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$24,118,862	$1,702
Level 2 - Other Significant Observable Inputs	99,946	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$24,218,808	$1,702

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $158,145.  Cost for federal income tax purposes of $23,086,438 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,078,976
Unrealized depreciation	(946,606)
Net unrealized appreciation (depreciation)	$1,132,370

(3)	Represents non-income producing securities.
(4)	Real estate investment trust.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2012.
(6)	Floating rate security. The rate shown represents the rate in effect at March 31, 2012.
(7)	Pledged as collateral on Futures Contracts.
(8)	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.
(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2012 (unaudited)

The Utilities & Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 99.4%

Electric Utility 16.1%
AES Corp. (3)	60,812	794,813
Enersis S.A. - ADR (4)	43,251	873,238
General Electric Co.	60,565	1,215,539
ITC Holdings Corp.	8,391	645,603
MDU Resources Group, Inc.	56,000	1,253,840
Northeast Utilities	15,068	559,324

	(Cost $4,798,875)	5,342,357

Natural Gas Distribution 12.7%
Energy Transfer Equity, L.P.	17,674	712,262
MarkWest Energy Partners, L.P.	15,397	899,955
National Grid PLC - ADR (4)	16,308	823,228
ONEOK, Inc.	7,639	623,801
Williams Companies, Inc./The	38,615	1,189,728

	(Cost $3,465,623)	4,248,974

Oil Exploration & Production 9.4%
CARBO Ceramics, Inc.	7,252	767,723
Energen Corporation	11,931	586,409
Ensco PLC - ADR (4)	13,087	692,695
EQT Corp.	18,016	868,551
Ultra Petroleum Corp. (3)	8,388	189,821

	(Cost $3,541,431)	3,102,199

Pipelines 17.5%
Enterprise Products Partners, L.P.	26,354	1,330,086
Kinder Morgan Energy Partners, L.P.	12,857	1,063,917
National Fuel Gas Co.	20,831	1,002,388
Questar Corp.	80,333	1,547,214
Spectra Energy Corp.	26,919	849,294

	(Cost $4,824,716)	5,792,899

Telephone & Telecommunications 21.3%
American Tower Corp.	10,635	670,218
AT&T, Inc.	41,007	1,280,649
NII Holdings, Inc. (3)	60,865	1,114,438
QUALCOMM, Inc.	21,869	1,488,404
Telephone and Data Systems, Inc.	31,604	731,633
Verizon Communications, Inc.	18,205	695,977
Vodafone Group PLC - ADR (4)	37,165	1,028,355

	(Cost $7,368,043)	7,009,674

Utility Services - 16.1%
ABB Limited - ADR (3)(4)	36,035	735,474
Akamai Technologies, Inc. (3)	22,224	815,621
EnerSys (3)	13,480	467,082
Fluor Corp.	8,645	519,046
NiSource, Inc.	115,054	2,801,565

	(Cost $4,531,606)	5,338,788

Water Utility - 6.3%
American Water Works Co., Inc.	37,299	1,269,285
Veolia Environnement - ADR (4)	48,641	803,063

	(Cost $1,657,313)	2,072,348

Total Common Stocks	(Cost $30,187,607)		32,907,239

Money Market Registered Investment Companies - 0.7%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (5)	219,199		219,199

Total Money Market Registered Investment Companies	(Cost $219,199)		219,199

Total Investments - 100.1%	(Cost $30,406,806)	(2)	33,126,438

Liabilities less Other Assets - (0.1%)			(19,379)

Total Net Assets - 100.0%			33,107,059

Trustee Deferred Compensation (6)

The Flex-funds Aggressive Growth Fund	892		7,439
The Flex-funds Defensive Balanced Fund	470		4,686
The Flex-funds Dynamic Growth Fund	284		2,457
The Flex-funds Muirfield Fund	1,485		8,568
The Flex-funds Quantex Fund	958		23,490
The Flex-funds Utilities & Infrastructure Fund	102		2,510

Total Trustee Deferred Compensation	(Cost $37,807)		49,150

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$33,126,438	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,126,438	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $99,197.  Cost for federal income tax purposes of $30,506,003 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,545,338
Unrealized depreciation	(1,924,903)
Net unrealized appreciation (depreciation)	$2,620,435

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2012.

(6)	Assets of affiliates to The Utilities & Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(7)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2012 (unaudited)

The Total Return Bond Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(1)

Registered Investment Companies - 88.8%

Federated Bond Fund	851,510		7,970,135
Fidelity Capital & Income Fund	751,653		6,922,727
iShares iBoxx $Investment Grade Corporate Bond Fund	55,550		6,423,247
iShares iBoxx $High Yield Corporate Bond Fund	69,700		6,323,079
iShares JP Morgan USD Emerging Markets Bond Fund	37,400		4,215,354
SPDR Barclays Capital High Yield Bond ETF	160,650		6,324,791
TCW Emerging Markets Income Fund	730,534		6,457,919
Vanguard Intermediate-Term Corporate Bond ETF	95,350		7,985,562
WisdomTree Emerging Markets Local Debt Fund	109,125		5,662,496

Total Registered Investment Companies	(Cost $57,411,902)		58,285,310

Money Market Registered Investment Companies - 3.1%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	2,052,795		2,052,795

Total Money Market Registered Investment Companies	(Cost $2,052,795)		2,052,795

U.S. Government Obligations - 8.4%

Federal Home Loan Bank, 2.875%, due 9/11/2020	1,000,000		1,054,051
Federal Home Loan Bank, 3.125%, due 12/11/2020	1,000,000		1,069,495
Federal Home Loan Bank, 3.625%, due 3/12/2021	2,000,000		2,187,708
Federal Home Loan Bank, 3.50%, due 7/29/2021	1,000,000		1,084,464
Government National Mortgage Association, 6.50%, due 07/20/2038	30,912		36,552
U.S. Treasury Bill, 0.12%, due 9/6/2012 (4)	100,000		99,946

Total U.S. Government Obligations	(Cost $5,550,005)		5,532,216

Total Investments - 100.3%	(Cost $65,014,702)	(2)	65,870,321

Liabilities less Other Assets - (0.3%)			(169,074)

Total Net Assets - 100.0%			65,701,247

Trustee Deferred Compensation (5)

The Flex-funds Aggressive Growth Fund	211		1,760
The Flex-funds Defensive Balanced Fund	109		1,087
The Flex-funds Dynamic Growth Fund	72		623
The Flex-funds Muirfield Fund	244		1,408
The Flex-funds Quantex Fund	114		2,795
The Flex-funds Utilities & Infrastructure Fund	25		615

Total Trustee Deferred Compensation	(Cost $7,475)		8,288

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

5-Year U.S. Treasury Note Futures expiring June 2012, notional value $1,838,086	(15)	11,411
10-Year U.S. Treasury Note Futures expiring June 2012, notional value $2,589,688	(20)	36,491
30-Year U.S. Treasury Bond Futures expiring June 2012, notional value $2,755,000	(20)	94,186

Total Futures Contracts	(55)	142,088

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$60,338,105	$142,088
Level 2 - Other Significant Observable Inputs	5,532,216	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$65,870,321	$142,088

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $344,653.  Cost for federal income tax purposes of $65,359,355 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$530,523
Unrealized depreciation	(19,557)
Net unrealized appreciation (depreciation)	$510,966

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2012.

(4)	Pledged as collateral on futures contracts.

(5)	Assets of affiliates to The Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2012 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 6.3%

1st Bank (4)	0.30%	(3)	04/04/12	1,003	1,003
Abacus Federal Savings Bank (4)	0.30%	(3)	04/04/12	456	456
Access National Bank (4)	0.30%	(3)	04/04/12	23,892	23,892
Allied Bank (4)	0.30%	(3)	04/04/12	4,120	4,120
Alma Bank (4)	0.30%	(3)	04/04/12	30,239	30,239
AloStar Bank of Commerce (4)	0.30%	(3)	04/04/12	27,667	27,667
Alpine Bank (4)	0.30%	(3)	04/04/12	22,753	22,753
Ameriana Bank (4)	0.30%	(3)	04/04/12	148	148
American Momentum Bank (4)	0.30%	(3)	04/04/12	50,668	50,668
American National Bank (4)	0.30%	(3)	04/04/12	21,577	21,577
American National Bank-Fox Cities (4)	0.30%	(3)	04/04/12	5	5
American Savings Bank F.S.B. (4)	0.30%	(3)	04/04/12	8,318	8,318
Americas United Bank (4)	0.30%	(3)	04/04/12	11,169	11,169
AmFirst Bank N.A. (4)	0.30%	(3)	04/04/12	343	343
Anthem Bank & Trust (4)	0.30%	(3)	04/04/12	8,267	8,267
Arvest Bank (4)	0.30%	(3)	04/04/12	19,310	19,310
Austin Bank of Chicago (4)	0.30%	(3)	04/04/12	8,340	8,340
Avidia Bank (4)	0.30%	(3)	04/04/12	33,535	33,535
Bancorp Bank (4)	0.30%	(3)	04/04/12	105,466	105,466
Bank Hapoalim B.M. (4)	0.30%	(3)	04/04/12	13,981	13,981
Bank Leumi USA (4)	0.30%	(3)	04/04/12	240,000	240,000
Bank Midwest Deposit Account	0.65%	(3)	04/01/12	249,664	249,664
Bank of America National Association (4)	0.30%	(3)	04/04/12	2,807	2,807
Bank of Augusta (4)	0.30%	(3)	04/04/12	8,773	8,773
Bank of Cadiz and Trust Company (4)	0.30%	(3)	04/04/12	8,789	8,789
Bank of Cave City (4)	0.30%	(3)	04/04/12	4,121	4,121
Bank of England (4)	0.30%	(3)	04/04/12	17,665	17,665
Bank of Fayetteville (4)	0.30%	(3)	04/04/12	24,039	24,039
Bank of Hawaii (4)	0.30%	(3)	04/04/12	50,671	50,671
Bank of Houston (4)	0.30%	(3)	04/04/12	16,938	16,938
Bank of Jackson Hole (4)	0.30%	(3)	04/04/12	4,127	4,127
Bank of Manhattan N.A. (4)	0.30%	(3)	04/04/12	12,875	12,875
Bank of Marin (4)	0.30%	(3)	04/04/12	8,599	8,599
Bank of Missouri (4)	0.30%	(3)	04/04/12	50,923	50,923
Bank of Princeton (4)	0.30%	(3)	04/04/12	6,146	6,146
Bank of the Ozarks (4)	0.30%	(3)	04/04/12	13,746	13,746
Bank of the Panhandle (4)	0.30%	(3)	04/04/12	10,160	10,160
Bank of the West (4)	0.30%	(3)	04/04/12	43,574	43,574
Bar Harbor Bank & Trust (4)	0.30%	(3)	04/04/12	8,342	8,342
Belmont Savings Bank (4)	0.30%	(3)	04/04/12	48,901	48,901

Benefit Bank (4)	0.30%	(3)	04/04/12	12,765	12,765
Berkshire Bank (4)	0.30%	(3)	04/04/12	41,600	41,600
Biltmore Bank of Arizona (4)	0.30%	(3)	04/04/12	23,015	23,015
BMO Harris Bank National Association (4)	0.30%	(3)	04/04/12	52,473	52,473
BOKF National Association (4)	0.30%	(3)	04/04/12	23,726	23,726
Boone Bank & Trust Co. (4)	0.30%	(3)	04/04/12	10,107	10,107
Boston Private Bank & Trust Company (4)	0.30%	(3)	04/04/12	22,922	22,922
Branch Banking and Trust Company (4)	0.30%	(3)	04/04/12	47,258	47,258
Business Bank (4)	0.30%	(3)	04/04/12	8,987	8,987
Business Bank (4)	0.30%	(3)	04/04/12	13,624	13,624
Business Bank of Saint Louis (4)	0.30%	(3)	04/04/12	19,863	19,863
Business First Bank (4)	0.30%	(3)	04/04/12	11,110	11,110
Cache Valley Bank (4)	0.30%	(3)	04/04/12	21,399	21,399
California Bank & Trust (4)	0.30%	(3)	04/04/12	26,152	26,152
Capital Bank (4)	0.30%	(3)	04/04/12	11,091	11,091
Capital One National Association (4)	0.30%	(3)	04/04/12	240,000	240,000
CapitalMark Bank & Trust (4)	0.30%	(3)	04/04/12	8,423	8,423
CapStar Bank (4)	0.30%	(3)	04/04/12	177,090	177,090
CapStone Bank (4)	0.30%	(3)	04/04/12	16,881	16,881
Cardinal Bank (4)	0.30%	(3)	04/04/12	14,959	14,959
Carver Federal Savings Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
Cathay Bank (4)	0.30%	(3)	04/04/12	240,284	240,284
Celtic Bank (4)	0.30%	(3)	04/04/12	19,619	19,619
Centennial Bank (4)	0.30%	(3)	04/04/12	17,914	17,914
Centra Bank Inc. (4)	0.30%	(3)	04/04/12	22,016	22,016
Central Bank (4)	0.30%	(3)	04/04/12	6,579	6,579
Central Bank Illinois (4)	0.30%	(3)	04/04/12	24	24
Citizens Bank & Trust Company (4)	0.30%	(3)	04/04/12	36,152	36,152
Citizens Bank of Pennsylvania (4)	0.30%	(3)	04/04/12	1,891	1,891
Citizens Community Bank (4)	0.30%	(3)	04/04/12	1,003	1,003
Citizens National Bank (4)	0.30%	(3)	04/04/12	991	991
City First Bank of D.C. National Association (4)	0.30%	(3)	04/04/12	13,011	13,011
City National Bank (4)	0.30%	(3)	04/04/12	6,681	6,681
City National Bank of Sulphur Springs (4)	0.30%	(3)	04/04/12	5,656	5,656
City National Bank of Taylor (4)	0.30%	(3)	04/04/12	10,496	10,496
Cole Taylor Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
Collin Bank (4)	0.30%	(3)	04/04/12	12,469	12,469
Columbia State Bank (4)	0.30%	(3)	04/04/12	42,786	42,786
Columbus First Bank Demand Deposit Account	0.55%	(3)	04/01/12	249,571	249,571
Comerica Bank (4)	0.30%	(3)	04/04/12	35,991	35,991
Commerce Bank & Trust Company (4)	0.30%	(3)	04/04/12	71,132	71,132
Community Bank & Trust (4)	0.30%	(3)	04/04/12	29,077	29,077
Community Bank of Oelwein (4)	0.30%	(3)	04/04/12	8,693	8,693
Community Bank of Santa Maria (4)	0.30%	(3)	04/04/12	4	4
Community Bank of the Bay (4)	0.30%	(3)	04/04/12	2,440	2,440
Community Mutual Savings Bank (4)	0.30%	(3)	04/04/12	867	867
Compass Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
Congaree State Bank (4)	0.30%	(3)	04/04/12	10,758	10,758
Crescent State Bank (4)	0.30%	(3)	04/04/12	8,339	8,339
Delta Trust & Bank (4)	0.30%	(3)	04/04/12	45,611	45,611
DeWitt Bank & Trust Company (4)	0.30%	(3)	04/04/12	3,500	3,500

Diamond Bank (4)	0.30%	(3)	04/04/12	30,558	30,558
DMB Community Bank (4)	0.30%	(3)	04/04/12	24,504	24,504
Dollar Bank Federal Savings Bank (4)	0.30%	(3)	04/04/12	17,078	17,078
Eagle Bank and Trust Company (4)	0.30%	(3)	04/04/12	10,727	10,727
EagleBank (4)	0.30%	(3)	04/04/12	240,000	240,000
East West Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
Empire National Bank (4)	0.30%	(3)	04/04/12	4,082	4,082
Encore Bank National Association (4)	0.30%	(3)	04/04/12	10,042	10,042
Encore National Bank (4)	0.30%	(3)	04/04/12	1,105	1,105
Enterprise Bank & Trust (4)	0.30%	(3)	04/04/12	63,394	63,394
EverBank Money Market Account	0.76%	(3)	04/01/12	249,790	249,790
Excel Bank Demand Deposit Account	0.40%	(3)	04/01/12	249,465	249,465
Exchange Bank & Trust Company (4)	0.30%	(3)	04/04/12	18,772	18,772
Exchange State Bank (4)	0.30%	(3)	04/04/12	1,885	1,885
Fannin Bank (4)	0.30%	(3)	04/04/12	4	4
Farmers & Merchants Bank of Long Beach (4)	0.30%	(3)	04/04/12	4,032	4,032
Farmers & Merchants State Bank (4)	0.30%	(3)	04/04/12	2,084	2,084
Farmers and Merchants State Bank of Blooming (4)	0.30%	(3)	04/04/12	6,867	6,867
Farmers Bank (4)	0.30%	(3)	04/04/12	599	599
Farmers Exchange Bank (4)	0.30%	(3)	04/04/12	12,576	12,576
Farmers State Bank (4)	0.30%	(3)	04/04/12	4	4
Fidelity Bank (4)	0.30%	(3)	04/04/12	21,569	21,569
Fifth Third Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
First Bank Financial Centre (4)	0.30%	(3)	04/04/12	910	910
First Bank of Wyoming (4)	0.30%	(3)	04/04/12	978	978
First Choice Bank (4)	0.30%	(3)	04/04/12	9,057	9,057
First Commercial Bank (4)	0.30%	(3)	04/04/12	6,315	6,315
First Community Bank (4)	0.30%	(3)	04/04/12	14,001	14,001
First County Bank (4)	0.30%	(3)	04/04/12	48,889	48,889
First Federal Savings and Loan Association of (4)	0.30%	(3)	04/04/12	5,115	5,115
First Foundation Bank FSB (4)	0.30%	(3)	04/04/12	193,955	193,955
First International Bank & Trust (4)	0.30%	(3)	04/04/12	1,004	1,004
First Internet Bank of Indiana (4)	0.30%	(3)	04/04/12	37,755	37,755
First Interstate Bank (4)	0.30%	(3)	04/04/12	9,346	9,346
First Merchants Bank Demand Deposit Account	0.30%	(3)	04/01/12	249,339	249,339
First N.A. (4)	0.30%	(3)	04/04/12	17,607	17,607
First National Bank - Fox Valley (4)	0.30%	(3)	04/04/12	3,135	3,135
First National Bank (4)	0.30%	(3)	04/04/12	36,364	36,364
First National Bank (4)	0.30%	(3)	04/04/12	24,457	24,457
First National Bank in Green Forest (4)	0.30%	(3)	04/04/12	4,057	4,057
First National Bank in Sioux Falls (4)	0.30%	(3)	04/04/12	11	11
First National Bank of America (4)	0.30%	(3)	04/04/12	989	989
First National Bank of Fort Smith (4)	0.30%	(3)	04/04/12	22,181	22,181
First National Bank of Jacksboro (4)	0.30%	(3)	04/04/12	48,900	48,900
First National Bank of Long Island (4)	0.30%	(3)	04/04/12	164,308	164,308
First National Bank of Omaha (4)	0.30%	(3)	04/04/12	7,478	7,478
First National Bank of Santa Fe (4)	0.30%	(3)	04/04/12	17,739	17,739
First Premier Bank (4)	0.30%	(3)	04/04/12	30,540	30,540
First Security Bank (4)	0.30%	(3)	04/04/12	69,658	69,658
First Security Bank of Missoula (4)	0.30%	(3)	04/04/12	9,080	9,080
First State Bank (4)	0.30%	(3)	04/04/12	8,266	8,266

First State Bank (4)	0.30%	(3)	04/04/12	349	349
First State Bank of DeQueen (4)	0.30%	(3)	04/04/12	7,831	7,831
First State Bank of Northwest Arkansas (4)	0.30%	(3)	04/04/12	5,909	5,909
First Trade Union Bank (4)	0.30%	(3)	04/04/12	1,487	1,487
First Utah Bank (4)	0.30%	(3)	04/04/12	951	951
First Western Bank (4)	0.30%	(3)	04/04/12	7	7
FirstAtlantic Bank (4)	0.30%	(3)	04/04/12	921	921
FirstBank (4)	0.30%	(3)	04/04/12	12,634	12,634
FirstBank Puerto Rico (4)	0.30%	(3)	04/04/12	240,000	240,000
First-Citizens Bank & Trust Company (4)	0.30%	(3)	04/04/12	65,964	65,964
FirstMerit Bank National Association (4)	0.30%	(3)	04/04/12	24,934	24,934
Flatirons Bank (4)	0.30%	(3)	04/04/12	12,618	12,618
Florida Business Bank (4)	0.30%	(3)	04/04/12	4,084	4,084
Florida Parishes Bank (4)	0.30%	(3)	04/04/12	898	898
Forrest City Bank NA (4)	0.30%	(3)	04/04/12	1,886	1,886
Fortune Bank (4)	0.30%	(3)	04/04/12	13,440	13,440
Fox Chase Bank (4)	0.30%	(3)	04/04/12	949	949
Franklin Synergy Bank (4)	0.30%	(3)	04/04/12	31,080	31,080
Franklin Templeton Bank and Trust F.S.B. (4)	0.30%	(3)	04/04/12	1,443	1,443
Frost National Bank (4)	0.30%	(3)	04/04/12	164	164
Genesee Regional Bank (4)	0.30%	(3)	04/04/12	25,644	25,644
Georgia Bank & Trust Company of Augusta (4)	0.30%	(3)	04/04/12	20,999	20,999
Georgia Banking Company (4)	0.30%	(3)	04/04/12	13,814	13,814
German American Bancorp (4)	0.30%	(3)	04/04/12	9,200	9,200
Glacier Bank (4)	0.30%	(3)	04/04/12	21,706	21,706
Glens Falls National Bank and Trust Company (4)	0.30%	(3)	04/04/12	898	898
Golden Pacific Bank National Association (4)	0.30%	(3)	04/04/12	918	918
Gotham Bank of New York (4)	0.30%	(3)	04/04/12	18,021	18,021
Grand Savings Bank (4)	0.30%	(3)	04/04/12	9,191	9,191
Grand Valley Bank (4)	0.30%	(3)	04/04/12	4,129	4,129
Guaranty Bank (4)	0.30%	(3)	04/04/12	294	294
Guaranty Bond Bank (4)	0.30%	(3)	04/04/12	203,091	203,091
GulfShore Bank (4)	0.30%	(3)	04/04/12	12,664	12,664
Happy State Bank (4)	0.30%	(3)	04/04/12	386	386
Heartland Bank (4)	0.30%	(3)	04/04/12	13,902	13,902
Helena National Bank (4)	0.30%	(3)	04/04/12	6,648	6,648
Heritage Oaks Bank (4)	0.30%	(3)	04/04/12	33,607	33,607
Hingham Institution for Savings (4)	0.30%	(3)	04/04/12	38,442	38,442
Home Federal Bank (4)	0.30%	(3)	04/04/12	13,488	13,488
Horizon Bank National Association (4)	0.30%	(3)	04/04/12	6,144	6,144
IBERIABANK (4)	0.30%	(3)	04/04/12	240,000	240,000
Independence Bank (4)	0.30%	(3)	04/04/12	605	605
Independent Bank of Texas (4)	0.30%	(3)	04/04/12	921	921
Inland Bank and Trust (4)	0.30%	(3)	04/04/12	160	160
Integrity Bank (4)	0.30%	(3)	04/04/12	648	648
Investors Community Bank (4)	0.30%	(3)	04/04/12	4,092	4,092
Isabella Bank (4)	0.30%	(3)	04/04/12	1,030	1,030
Israel Discount Bank of New York (4)	0.30%	(3)	04/04/12	240,000	240,000
JPMorgan Chase Bank National Association (4)	0.30%	(3)	04/04/12	65	65
Kaiser Federal Bank (4)	0.30%	(3)	04/04/12	5	5
Katahdin Trust Company (4)	0.30%	(3)	04/04/12	22,177	22,177

KeySource Commercial Bank (4)	0.30%	(3)	04/04/12	1,373	1,373
Landmark Community Bank (4)	0.30%	(3)	04/04/12	8,292	8,292
Leader Bank National Association (4)	0.30%	(3)	04/04/12	9,866	9,866
Legacy National Bank (4)	0.30%	(3)	04/04/12	4,124	4,124
LegacyTexas Bank (4)	0.30%	(3)	04/04/12	7	7
Level One Bank (4)	0.30%	(3)	04/04/12	25,052	25,052
Lewis & Clark Bank (4)	0.30%	(3)	04/04/12	16	16
Libertad Bank SSB (4)	0.30%	(3)	04/04/12	3,224	3,224
Liberty Bank (4)	0.30%	(3)	04/04/12	17,192	17,192
Liberty Bank (4)	0.30%	(3)	04/04/12	19,191	19,191
Liberty Bank of Arkansas (4)	0.30%	(3)	04/04/12	35,593	35,593
Lifestore Bank (4)	0.30%	(3)	04/04/12	922	922
Lone Star National Bank (4)	0.30%	(3)	04/04/12	49,253	49,253
MainStreet Bank (4)	0.30%	(3)	04/04/12	22,305	22,305
Manufacturers Bank (4)	0.30%	(3)	04/04/12	22,042	22,042
MB Financial Bank N.A. (4)	0.30%	(3)	04/04/12	4,227	4,227
mBank (4)	0.30%	(3)	04/04/12	21,206	21,206
Mercantile Bank & Trust Company (4)	0.30%	(3)	04/04/12	17,062	17,062
Mercantile Bank of Michigan (4)	0.30%	(3)	04/04/12	52,583	52,583
Merchants & Farmers Bank (4)	0.30%	(3)	04/04/12	1,885	1,885
Merchants Bank (4)	0.30%	(3)	04/04/12	959	959
Metropolitan Capital Bank (4)	0.30%	(3)	04/04/12	16,427	16,427
Metropolitan National Bank (4)	0.30%	(3)	04/04/12	226,863	226,863
Mifflin County Savings Bank (4)	0.30%	(3)	04/04/12	1,885	1,885
MileStone Bank (4)	0.30%	(3)	04/04/12	6,145	6,145
Miners Bank (4)	0.30%	(3)	04/04/12	6,144	6,144
Morris Bank (4)	0.30%	(3)	04/04/12	210	210
Mountain West Bank (4)	0.30%	(3)	04/04/12	19,843	19,843
National Bank & Trust Company (4)	0.30%	(3)	04/04/12	21,677	21,677
National Bank of California (4)	0.30%	(3)	04/04/12	355	355
Nationwide Bank Deposit Account	0.76%	(3)	04/01/12	249,737	249,737
Needham Bank (4)	0.30%	(3)	04/04/12	10,488	10,488
Newburyport Five Cents Savings Bank (4)	0.30%	(3)	04/04/12	38,969	38,969
Noah Bank (4)	0.30%	(3)	04/04/12	8,339	8,339
North Jersey Community Bank (4)	0.30%	(3)	04/04/12	12,664	12,664
Northern Bank & Trust Company (4)	0.30%	(3)	04/04/12	46,917	46,917
OceanFirst Bank (4)	0.30%	(3)	04/04/12	910	910
One Bank & Trust National Association (4)	0.30%	(3)	04/04/12	5,569	5,569
Ossian State Bank (4)	0.30%	(3)	04/04/12	694	694
Ozark Heritage Bank National Association (4)	0.30%	(3)	04/04/12	0	0
Pacific Enterprise Bank (4)	0.30%	(3)	04/04/12	24,019	24,019
Paragon Commercial Bank (4)	0.30%	(3)	04/04/12	152,371	152,371
Parkside Financial Bank & Trust (4)	0.30%	(3)	04/04/12	12,709	12,709
Pegasus Bank (4)	0.30%	(3)	04/04/12	5,507	5,507
Peoples Bank National Association (4)	0.30%	(3)	04/04/12	6,384	6,384
Peoples Bank of Commerce (4)	0.30%	(3)	04/04/12	8,441	8,441
Peoples Community Bank (4)	0.30%	(3)	04/04/12	10,336	10,336
Peoples United Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
Petit Jean State Bank (4)	0.30%	(3)	04/04/12	6,595	6,595
Pine Bluff National Bank (4)	0.30%	(3)	04/04/12	26,551	26,551
Plaza Bank (4)	0.30%	(3)	04/04/12	922	922

PNC Bank National Association (4)	0.30%	(3)	04/04/12	28,710	28,710
Post Oak Bank N.A. (4)	0.30%	(3)	04/04/12	4,084	4,084
Premier Bank (4)	0.30%	(3)	04/04/12	18,567	18,567
Premier Bank (4)	0.30%	(3)	04/04/12	7,207	7,207
PrinsBank (4)	0.30%	(3)	04/04/12	8,468	8,468
Private Bank Minnesota (4)	0.30%	(3)	04/04/12	11,342	11,342
ProAmérica Bank (4)	0.30%	(3)	04/04/12	22,164	22,164
Professional Business Bank (4)	0.30%	(3)	04/04/12	4,079	4,079
Quontic Bank (4)	0.30%	(3)	04/04/12	5	5
RBS Citizens National Association (4)	0.30%	(3)	04/04/12	1,668	1,668
Regions Bank (4)	0.30%	(3)	04/04/12	22,461	22,461
Renasant Bank (4)	0.30%	(3)	04/04/12	23,516	23,516
Republic Bank & Trust Company (4)	0.30%	(3)	04/04/12	7,939	7,939
Republic Bank (4)	0.30%	(3)	04/04/12	4,084	4,084
River Community Bank N.A. (4)	0.30%	(3)	04/04/12	8,346	8,346
Riverside Bank (4)	0.30%	(3)	04/04/12	85	85
Rock Springs National Bank (4)	0.30%	(3)	04/04/12	12,305	12,305
Rockland Trust Company (4)	0.30%	(3)	04/04/12	47,243	47,243
Saratoga National Bank & Trust Company (4)	0.30%	(3)	04/04/12	898	898
Sauk Valley Bank & Trust Company (4)	0.30%	(3)	04/04/12	29	29
Savings Institute Bank and Trust Company (4)	0.30%	(3)	04/04/12	32,990	32,990
Seaside National Bank & Trust (4)	0.30%	(3)	04/04/12	56,420	56,420
Seaway Bank and Trust Company (4)	0.30%	(3)	04/04/12	22,164	22,164
Security First Bank (4)	0.30%	(3)	04/04/12	8,292	8,292
Signature Bank (4)	0.30%	(3)	04/04/12	9,704	9,704
Signature Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
Signature Bank National Association (4)	0.30%	(3)	04/04/12	969	969
Solera National Bank (4)	0.30%	(3)	04/04/12	2,134	2,134
Southern Bancorp Bank (4)	0.30%	(3)	04/04/12	42,468	42,468
Southern Bank (4)	0.30%	(3)	04/04/12	7	7
Southwest Bank (4)	0.30%	(3)	04/04/12	11,350	11,350
Sovereign Bank National Association (4)	0.30%	(3)	04/04/12	240,000	240,000
Sterling National Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
Sturdy Savings Bank (4)	0.30%	(3)	04/04/12	881	881
Summit Bank (4)	0.30%	(3)	04/04/12	4,390	4,390
Summit Community Bank Inc. (4)	0.30%	(3)	04/04/12	31,570	31,570
TD Bank Demand Deposit Account	0.30%	(3)	04/01/12	249,248	249,248
TD Bank N.A. (4)	0.30%	(3)	04/04/12	240,000	240,000
Team Capital Bank (4)	0.30%	(3)	04/04/12	177,090	177,090
Touchmark National Bank (4)	0.30%	(3)	04/04/12	11,604	11,604
Transportation Alliance Bank Inc. (4)	0.30%	(3)	04/04/12	5	5
Treynor State Bank (4)	0.30%	(3)	04/04/12	22,518	22,518
TriSummit Bank (4)	0.30%	(3)	04/04/12	21,569	21,569
U.S. Bank National Association (4)	0.30%	(3)	04/04/12	49,177	49,177
Uinta Bank (4)	0.30%	(3)	04/04/12	13,703	13,703
UMB Bank Arizona National Association (4)	0.30%	(3)	04/04/12	1,785	1,785
UMB Bank Colorado National Association (4)	0.30%	(3)	04/04/12	6,144	6,144
UMB Bank National Association (4)	0.30%	(3)	04/04/12	4,106	4,106
Umpqua Bank (4)	0.30%	(3)	04/04/12	8,014	8,014
Union Bank National Association (4)	0.30%	(3)	04/04/12	384	384
Union Bank of Mena (4)	0.30%	(3)	04/04/12	12	12

Union Center National Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
United Bank (4)	0.30%	(3)	04/04/12	20,251	20,251
United Bank (4)	0.30%	(3)	04/04/12	934	934
United Bank Inc. (4)	0.30%	(3)	04/04/12	18,500	18,500
USNY Bank (4)	0.30%	(3)	04/04/12	6,347	6,347
Valley Bank (4)	0.30%	(3)	04/04/12	8,301	8,301
Valley Bank of Helena (4)	0.30%	(3)	04/04/12	4,184	4,184
Valley National Bank (4)	0.30%	(3)	04/04/12	240,000	240,000
Verus Bank of Commerce (4)	0.30%	(3)	04/04/12	31,009	31,009
Victory Bank (4)	0.30%	(3)	04/04/12	1,915	1,915
Virginia Heritage Bank (4)	0.30%	(3)	04/04/12	52,588	52,588
Warren Bank & Trust Company (4)	0.30%	(3)	04/04/12	10,433	10,433
Washington Trust Bank (4)	0.30%	(3)	04/04/12	13,522	13,522
Washington Trust Company of Westerly (4)	0.30%	(3)	04/04/12	5,499	5,499
Webster Bank National Association (4)	0.30%	(3)	04/04/12	9,025	9,025
Wells Fargo Bank National Association (4)	0.30%	(3)	04/04/12	5,025	5,025
West Town Savings Bank (4)	0.30%	(3)	04/04/12	694	694
Western Alliance Bank (4)	0.30%	(3)	04/04/12	950	950
Western National Bank (4)	0.30%	(3)	04/04/12	13,627	13,627
Western Security Bank (4)	0.30%	(3)	04/04/12	4,097	4,097
Whidbey Island Bank (4)	0.30%	(3)	04/04/12	4,079	4,079
Wilmington Savings Fund Society FSB (4)	0.30%	(3)	04/04/12	26,997	26,997
Wilmington Trust National Association (4)	0.30%	(3)	04/04/12	9,145	9,145
Wolverine Bank Federal Savings Bank (4)	0.30%	(3)	04/04/12	22	22
Xenith Bank (4)	0.30%	(3)	04/04/12	29,907	29,907

Total Bank Obligations				(Cost $11,753,120)	11,753,120

Certificates of Deposit - 2.1%

Amboy Bank	0.30%		03/12/13	249,000	249,000
Bank Hapoalim	0.30%		03/07/13	249,000	249,000
Bank of Baroda	0.35%		03/08/13	249,000	249,000
Bank of China	0.60%		11/30/12	249,000	249,000
Bank of India NY	0.50%		06/27/12	249,000	249,000
Beal Bank SSB	0.35%		02/06/13	249,000	249,000
Beal Bank USA	0.35%		02/06/13	249,000	249,000
BMW Bank NA	0.45%		11/30/12	249,000	249,000
Discover Bank	0.45%		11/30/12	249,000	249,000
Doral Bank	0.50%		02/08/13	249,000	249,000
Fifth Third Bank	0.55%		12/21/12	249,000	249,000
First Bank of Puerto Rico	0.55%		12/31/12	249,000	249,000
Goldman Sachs Bank	0.35%		02/08/13	249,000	249,000
Medallion Bank	0.30%		03/08/13	249,000	249,000
Mizuho Corp. Bank	0.30%		03/14/13	249,000	249,000
Sovereign Bank	0.40%		02/07/13	249,000	249,000

Total Certificates of Deposit				(Cost $3,984,000)	3,984,000

Commercial Paper - 12.9%

Abbey National NA	0.55%		04/20/12	1,000,000	999,700
Abbey National NA	0.59%		04/30/12	1,000,000	999,518
Bank Nova Scotia	0.31%		04/16/12	800,000	799,891
Bank Nova Scotia	0.40%		07/11/12	250,000	249,722
Bank of Tokyo	0.34%		04/24/12	3,060,000	3,059,322
Bank of Tokyo - Mitsubishi	0.35%		06/13/12	800,000	799,440
ING U.S. Funding	0.46%		05/03/12	1,000,000	999,587
ING U.S. Funding	0.42%		06/04/12	1,000,000	999,247
PNC Bank NA	0.52%		04/26/12	1,930,000	1,929,286
Queenland Treasury	0.32%		05/07/12	1,000,000	999,679
Rabobank USA Finance Corp.	0.23%		04/04/12	2,100,000	2,099,946
Rabobank USA Finance Corp.	0.39%		04/16/12	1,000,000	999,829
Rabobank USA Finance Corp.	0.39%		04/23/12	1,000,000	999,755
Rabobank USA Finance Corp.	0.39%		05/14/12	1,000,000	999,533
Rabobank USA Finance Corp.	0.38%		06/22/12	1,000,000	999,145
Toyota Motor Credit	0.38%		04/12/12	1,000,000	999,875
Toyota Motor Credit	0.58%		05/01/12	1,000,000	999,509
Toyota Motor Credit	0.63%		06/18/12	1,000,000	998,631
Toyota Motor Credit	0.52%		09/14/12	1,000,000	997,617
Toyota Motor Credit	0.51%		10/01/12	1,000,000	997,422
Toyota Motor Credit	0.64%		11/19/12	1,000,000	995,958

Total Commercial Paper				(Cost $23,922,612)	23,922,612

Corporate Obligations - 33.5%

Bank Nova Scotia	2.25%		01/22/13	5,000,000	5,072,186
Bank Nova Scotia Yankee CD	0.82%	(3)	05/15/12	1,250,000	1,252,727
Bath Technologies (6)	0.27%	(5)	04/05/12	755,000	755,000
Canadian Imperial Bank (6)	2.00%		02/04/13	5,000,000	5,068,153
Canadian Imperial Bank NY Yankee CD	0.66%	(3)	06/12/12	4,000,000	4,001,756
Caterpillar Financial Power Investment Floating Rate Demand Note	0.60%	(5)	04/01/12	9,751,698	9,751,698
Clinic Building, LLC (6)	0.22%	(5)	04/05/12	3,735,000	3,735,000
Commonwealth Bank of Australia (6)	1.25%	(3)	05/21/12	5,000,000	5,016,058
Commonwealth Bank of Australia (6)	1.02%	(3)	06/19/12	5,000,000	5,022,338
GE Demand Note	0.70%	(3)	04/01/12	9,236,501	9,236,501
JP Morgan Chase	5.38%		10/01/12	5,000,000	5,121,066
Martin Wheel Co, Inc. (6)	2.99%	(5)	04/05/12	1,580,000	1,580,000
National Bank of Australia (6)	2.50%		01/08/13	1,500,000	1,522,291
National Bank of Australia (6)	2.35%		11/16/12	2,000,000	2,022,763
Springside Corp. Exchange Partners, LLC (6)	0.22%	(5)	04/05/12	2,000,000	2,000,000
Toyota Motor Credit	0.77%	(3)	04/24/12	1,000,000	1,000,000

Total Corporate Obligations				(Cost $62,157,537)	62,157,537

U.S. Government Agency Obligations - 15.8%

Fannie Mae	0.36%	(3)	06/13/12	4,000,000		4,002,087
Federal Farm Credit	0.50%	(3)	05/02/12	3,500,000		3,500,823
Federal Farm Credit	0.20%	(3)	06/04/12	5,000,000		5,000,079
Federal Farm Credit	0.20%	(3)	04/06/12	2,000,000		2,000,000
Federal Farm Credit	0.19%	(3)	04/27/12	2,000,000		2,000,000
Federal Farm Credit	4.55%		08/10/12	35,000		35,508
Federal Farm Credit	0.22%	(3)	05/17/12	1,000,000		1,000,000
Federal Farm Credit	0.26%	(3)	06/07/12	1,700,000		1,700,037
Federal Home Loan Bank	0.18%	(3)	04/18/12	4,000,000		3,999,820
Federal Home Loan Bank	0.38%		07/27/12	2,000,000		2,000,000
Federal Home Loan Bank	0.33%		08/08/12	2,000,000		2,000,000
Federal Home Loan Bank	0.34%		11/20/12	2,000,000		2,000,000
U.S. BANCORP	1.80%		05/15/12	158,000		158,237

Total U.S. Government Agency Obligations				(Cost $29,396,591)		29,396,591

Money Market Registered Investment Companies - 29.3%

Dreyfus Treasury & Agency Cash Management Institutional Fund, 0.01% (7)				341		341
Federated Prime Value Obligations Fund, 0.23% (7)				42,171,379		42,171,379
Fidelity Institutional Money Market Portfolio, 0.26% (7)				12,232,293		12,232,293

Total Money Market Registered Investment Companies				(Cost $54,404,013)		54,404,013

Total Investments - 99.9%				(Cost $185,617,873)	(2)	185,617,873

Other Assets less Liabilities - 0.1%						256,369

Total Net Assets - 100.0%						185,874,242

Trustee Deferred Compensation (8)

The Flex-funds Aggressive Growth Fund				673		5,613
The Flex-funds Defensive Balanced Fund				351		3,499
The Flex-funds Dynamic Growth Fund				213		1,842
The Flex-funds Muirfield Fund				1,410		8,136
The Flex-funds Quantex Fund				988		24,226
The Flex-funds Utilities & Infrastructure Fund				77		1,895

Total Trustee Deferred Compensation				(Cost $36,539)		45,211

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$54,404,013	$-
Level 2 - Other Significant Observable Inputs	131,213,860	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$185,617,873	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2012.
The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance
Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request. The maximum number of days from a redemption request to receiving the proceeds is nine days. Hence the Fund may not be able to receive its proceeds within seven days. As of March 31, 2012, illiquid securities represented 5.4% of Total Investments, but at the time of purchase was below 5.0%.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2012.. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(6)	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of
Trustees. Bath Technologies was acquired on 10/18/1999. Cascade Plaza Project was acquired on 2/28/2002. Clinic Building, LLC was acquired on 11/4/2011. Martin Wheel Co., Inc. was acquired on 1/26/2001. Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004.
Canadian Imperial Bank was acquired on 3/7/2012. Commonwealth Bank of Australia was acquired on 2/8/2012. Commonwealth Bank of Australia was acquired on 3/7/2012. National Bank of Australia was acquired on 3/6/2012. National Bank of Australia was acquired on 3/7/2012.
As of March 31, 2012, securities restricted as to resale to institutional investors represented 13.3% of Total Investments. The acquisition cost is the same as amortized cost. The fair value noted approximates amortized cost.

(7)	7-day yield as of March 31, 2012.

(8)	Assets of affiliates to The Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 22, 2012

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 22, 2012